UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 12/31/2013

Item 1 – Report to Stockholders

DECEMBER 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Municipal Bond Fund, Inc.

>	BlackRock High Yield Municipal Fund
>	BlackRock National Municipal Fund
>	BlackRock Short-Term Municipal Fund

BlackRock Multi-State Municipal Series Trust

>	BlackRock New York Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Dear Shareholder

Risk assets (such as equities) powered higher in 2013, for the most part unscathed by ongoing political and economic uncertainty. While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.

Equity markets rallied right out of the gate in January with cash pouring back in from the sidelines after a potential US fiscal crisis (i.e., the “fiscal cliff”) was averted with a last-minute tax deal. Key indicators signaling modest but broad-based improvements in the world’s major economies and a calming in Europe’s debt troubles fostered an aura of comfort for investors. Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US showed greater stability than most other regions. Slow but positive growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus program. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies fell short of expectations.

Financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing — or “tapering” — the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Risk assets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes as the Fed defied market expectations with its decision to delay tapering. Easing of political tensions that had earlier surfaced in Egypt and Syria and the re-election of Angela Merkel as Chancellor of Germany also boosted investor sentiment. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of the year was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. On the one hand, persistent weak growth and low inflation provided significant latitude for monetary policy decisions and investors were encouraged by dovish comments from Fed Chair-to-be Janet Yellen. On the other hand, US housing and manufacturing reports had begun to signal fundamental improvement in the economy. The long-awaited taper announcement ultimately came in mid-December. The Fed reduced the amount of its monthly asset purchases, but at the same time, extended its time horizon for maintaining low short-term interest rates. Markets reacted positively as this move signaled the Fed’s perception of real improvement in the economy and investors felt relief from the tenacious anxiety that had gripped them throughout the year.

Accommodative monetary policy and the avoidance of major risks made 2013 a strong year for most equity markets. US stocks were the strongest performers for the six- and 12-month periods ended December 31. In contrast, emerging markets were weighed down by uneven growth and structural imbalances. Rising US Treasury yields led to a rare annual loss in 2013 for Treasury bonds and other high-quality fixed income sectors including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, generated gains driven by income-oriented investors seeking yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	16.31%	32.39%
US small cap equities (Russell 2000® Index)	19.82	38.82
International equities (MSCI Europe, Australasia, Far East Index)	17.94	22.78
Emerging market equities (MSCI Emerging Markets Index)	7.70	(2.60)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.07
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.10)	(7.83)
US investment grade bonds (Barclays US Aggregate Bond Index)	0.43	(2.02)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.00	(2.55)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	5.94	7.44

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2013	BlackRock High Yield Municipal Fund

Investment Objective

BlackRock High Yield Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2013, the Fund underperformed the primary benchmark, the S&P® Municipal Bond Index, and underperformed its secondary benchmark, the S&P® Customized High Yield Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Customized High Yield Municipal Bond Index.

What factors influenced performance?

•	During the period, fixed income markets broadly declined in a rising interest rate environment. (Bond prices fall as interest rates rise.) However, relative to the benchmark index, the Fund benefited from maintaining only minimal exposure to Puerto Rico debt, where losses were particularly significant. (The Fund held no exposure at period end.) Additional income generated as a result of the Fund’s leverage also helped performance. An underweight to tobacco bonds proved beneficial as the sector reversed course and generated poor performance for the period.
•	Detracting from relative performance was the Fund’s overweight to higher-rated bonds, which underperformed the broader market during the period. Additionally, the Fund’s long duration stance hurt results in the rising rate environment, as did a yield curve bias that anticipated better performance in bonds with long maturities. Exposure to limited tax obligations of the city of Detroit also had a negative impact on returns.

Describe recent portfolio activity.

•	During the six-month period, portfolio activity was dominated by sales in order to fund escalating shareholder redemptions amid the industry-wide trend of municipal bond mutual fund outflows. The Fund focused on maintaining its existing credit profile, sector weightings and leverage exposure. The Fund’s more recent transactions reflect an emphasis on taking profits on investments in outperforming sectors and redeploying the proceeds in areas offering superior return potential such as utilities, education, tobacco and development districts.

Describe portfolio positioning at period end.

•	As of period end, the Fund continued to maintain a high quality bias while its sector allocations were less concentrated due to the increased exposure in utilities, tobacco and education. In addition, the Fund continued to utilize U.S. Treasury futures to reduce duration relative to the S&P® Customized High Yield Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
Health	26%
Transportation	18
Utilities	15
County/City/Special District/School District	11
Corporate	10
Education	8
Tobacco	7
State	4
Housing	1
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AA/Aa	22%
A	9
BBB/Baa	30
BB/Ba	10
B	8
Not Rated[2]	21
[1]	Using the higher of Standard and Poor’s (“S&P”) or Moody’s Investors Service (”Moody’s“) ratings.
[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of December 31, 2013, the market value of these securities was $7,160,706, representing 2% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	8%
2015	1
2016	4
2017	5
2018	4
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
4	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® Customized High Yield Municipal Bond Index is a blended subset of the S&P® Municipal Bond Index that includes non-insured bonds rated below BBB— or non-rated (85%) and bonds rated BBB (15%), excluding those that are in default, are pre-refunded, or are escrowed to maturity.
[5]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2013

				Average Annual Total Returns[6]
				1 Year		5 Years		Since Inception[7]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.61%	5.61%	(2.79)%	(7.75)%	N/A	11.80%	N/A	2.91%	N/A
Investor A	5.14	5.14	(2.92)	(8.00)	(11.91)%	11.49	10.53%	2.61	2.01%
Investor C	4.60	4.60	(3.39)	(8.68)	(9.56)	10.66	10.66	1.87	1.87
S&P® Municipal Bond Index	—	—	0.00	(2.55)	N/A	6.34	N/A	4.36	N/A
S&P® Customized High Yield Municipal Bond Index	—	—	(2.64)	(4.21)	N/A	12.31	N/A	3.83	N/A
[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on 8/01/06.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[10]
			During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Including Interest Expense and Fees[8]	Excluding Interest Expense and Fees[9]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[8]	Ending Account Value December 31, 2013	Expenses Paid During the Period[9]
Institutional	$1,000.00	$972.10	$4.03	$3.58	$1,000.00	$1,021.12	$4.13	$1,021.58	$3.67
Investor A	$1,000.00	$970.80	$5.27	$4.82	$1,000.00	$1,019.86	$5.40	$1,020.32	$4.94
Investor C	$1,000.00	$966.10	$9.02	$8.57	$1,000.00	$1,016.03	$9.25	$1,016.48	$8.79
[8]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class (0.81% for Institutional, 1.06% for Investor A and 1.82% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[9]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class (0.72% for Institutional, 0.97% for Investor A and 1.73% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[10]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2013	5

Fund Summary as of December 31, 2013	BlackRock National Municipal Fund

Investment Objective

BlackRock National Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2013, the Fund’s Institutional, Service, Investor A, Investor B, Investor C and Investor C1 Shares underperformed the benchmark, the S&P® Municipal Bond Index, while the BlackRock Shares performed in line with the benchmark.

What factors influenced performance?

•	During the period, fixed income markets broadly declined in a rising interest rate environment. (Bond prices fall as interest rates rise.) However, the Fund outperformed its benchmark index due mainly to the Fund’s high level of income accrual. Fund holdings concentrated on the long end of the yield curve proved beneficial given the steepness of the yield curve during the period. (Longer-maturity issues provided larger yields.) Also adding to returns was the Fund’s exposure to certain sectors where there was some degree of tightening in credit quality spreads. The absence of exposure to Detroit, the tobacco sector and Puerto Rico credits was advantageous for relative performance as spreads widened materially in these segments. Holding tender option bonds contributed to the Fund’s yield advantage and served as a high-quality alternative to lower-rated bonds. The Fund’s holdings of floating rate notes were beneficial as interest rates increased during the period.
•	Detracting from performance relative to the benchmark index was the Fund’s exposure to the health care sector where spreads widened during the period. Cash reserves held for the purpose of providing liquidity hindered results given near-zero interest rates on cash versus investments that contribute more significantly to income accrual.

Describe recent portfolio activity.

•	As municipal bond valuations continued to improve during the period, the Fund increased its credit quality profile by taking advantage of tighter credit quality spreads to sell some of the Fund’s lower-rated holdings that had reached their performance potential. New purchases were concentrated in the primary market where higher coupon rates could be structured. The Fund’s largest exposures to single names were concentrated in the highest quality structures suitable to be held in tender option bond trusts. These holdings provided better relative price appreciation given strong demand from investors looking to create leveraged products, while also providing good liquidity in the Fund. Also during the period, the Fund added exposure to floating rate notes as they offer higher yields than cash, low duration and the potential for price appreciation should short-term interest rates rise in the future.

Describe portfolio positioning at period end.

•	The Fund ended the period with a short duration posture relative to the S&P® Municipal Bond Index. The Fund maintained a bias toward high-quality securities and continued to focus on a high income accrual, with an average coupon rate at 5.45% as of period end. This level of accrual contributes to total return as high-coupon structures tend to perform well in a rising interest rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
Utilities	25%
Transportation	21
Health	21
Education	10
County/City/Special District/School District	9
State	7
Corporate	5
Housing	1
Tobacco	1
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AAA/Aaa	12%
AA/Aa	46
A	32
BBB/Baa	5
BB/Ba	2
Not Rated[2]	3
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of December 31, 2013, the market value of these securities was $75,786,586, representing 2% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	8%
2015	2
2016	7
2017	9
2018	—
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
6	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended December 31, 2013

				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	3.84%	3.74%	(0.01)%	(2.95)%	N/A	7.73%	N/A	4.68%	N/A
Institutional	3.72	3.66	(0.07)	(3.06)	N/A	7.61	N/A	4.55	N/A
Service	3.55	3.49	(0.21)	(3.36)	N/A	7.28	N/A	4.26	N/A
Investor A	3.43	3.30	(0.14)	(3.19)	(7.31)%	7.42	6.49%	4.34	3.88%
Investor B	3.07	2.98	(0.39)	(3.68)	(7.42)	6.87	6.57	3.81	3.81
Investor C	2.83	2.72	(0.51)	(3.92)	(4.85)	6.63	6.63	3.54	3.54
Investor C1	3.02	2.92	(0.32)	(3.65)	(4.58)	6.83	6.83	3.76	3.76
S&P® Municipal Bond Index	—	—	0.00	(2.55)	N/A	6.34	N/A	4.33	N/A
[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[7]
			During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Including Interest Expense and Fees[5]	Excluding Interest Expense and Fees[6]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[5]	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]
BlackRock	$1,000.00	$999.90	$2.67	$2.32	$1,000.00	$1,022.53	$2.70	$1,022.89	$2.35
Institutional	$1,000.00	$999.30	$3.28	$2.92	$1,000.00	$1,021.93	$3.31	$1,022.28	$2.96
Service	$1,000.00	$997.90	$4.63	$4.28	$1,000.00	$1,020.57	$4.69	$1,020.92	$4.33
Investor A	$1,000.00	$998.60	$3.98	$3.63	$1,000.00	$1,021.22	$4.02	$1,021.58	$3.67
Investor B	$1,000.00	$996.10	$6.54	$6.19	$1,000.00	$1,018.65	$6.61	$1,009.50	$6.26
Investor C	$1,000.00	$994.90	$7.74	$7.39	$1,000.00	$1,017.44	$7.83	$1,008.90	$7.48
Investor C1	$1,000.00	$996.80	$6.79	$6.44	$1,000.00	$1,018.40	$6.87	$1,009.38	$6.51
[5]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class (0.53% for BlackRock, 0.65% for Institutional, 0.92% for Service, 0.79% for Investor A, 1.30% for Investor B, 1.54% for Investor C and 1.35% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[6]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class (0.46% for BlackRock, 0.58% for Institutional, 0.85% for Service, 0.72% for Investor A, 1.23 % for Investor B, 1.47% for Investor C and 1.28% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2013	7

Fund Summary as of December 31, 2013	BlackRock Short-Term Municipal Fund

Investment Objective

BlackRock Short-Term Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with as high a level of income exempt from federal income taxes as is consistent with the investment policies of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2013, the Fund’s BlackRock, Institutional, Investor A and Investor A1 Shares outperformed its primary benchmark, the S&P® Municipal Bond Index, while Investor C Shares performed in line with the primary benchmark. The Fund underperformed its secondary benchmark, the S&P® Limited Maturity Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P® Limited Maturity Municipal Bond Index.

What factors influenced performance?

•	The Fund’s underperformance relative to the benchmark index was attributable to yield curve positioning during the period.
•	Conversely, security selection in the state and tax-backed sector contributed positively to performance, especially due to the Fund’s high concentration in California state general obligation bonds. Duration management (sensitivity to interest rate movements) also had a positive impact on results for the period. Exposure to transportation added to returns, as did security selection within the sector. Allocations to the corporate and housing sectors were additional sources of positive returns.

Describe recent portfolio activity.

•	In the earlier part of the six-month period, the Fund maintained a cautious stance amid elevated volatility and constrained liquidity in the municipal market as municipal yields followed U.S. Treasury yields higher in the third quarter due to expectations of less accommodative monetary policy from the U.S. Federal Reserve. However, at the onset of the fourth quarter, interest rates appeared to be more stable and the Fund began to invest more heavily in the market, maximizing duration and drawing down cash reserves.

Describe portfolio positioning at period end.

•	As of period end, the Fund held a minimal level of cash reserves and its portfolio of holdings had a shorter average duration relative to the S&P® Limited Maturity Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
State	35%
County/City/Special District/School District	23
Transportation	15
Utilities	13
Corporate	6
Education	3
Health	3
Housing	1
Tobacco	1
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AAA/Aaa	20%
AA/Aa	49
A	28
BBB/Baa	2
Not Rated[2]	1
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of December 31, 2013, the market value of these securities was $8,840,575, representing 1% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	26%
2015	37
2016	23
2017	9
2018	—
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
8	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in investment grade municipal bonds or municipal notes, including variable rate demand obligations. The Fund will maintain a dollar-weighted maturity of no more than 2 years.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® Limited Maturity Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity of less than 4 years.

Performance Summary for the Period Ended December 31, 2013

				Average Annual Total Returns[5]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	0.11%	0.11%	0.66%	0.48%	N/A	1.42%	N/A	1.98%	N/A
Institutional	0.10	0.00	0.55	0.58	N/A	1.45	N/A	1.99	N/A
Investor A	(0.16)	(0.16)	0.42	0.21	(2.80)%	1.18	0.56%	1.73	1.42%
Investor A1	(0.02)	(0.04)	0.59	0.46	(0.54)	1.33	1.13	1.88	1.78
Investor C	(0.94)	(0.94)	0.00	(0.59)	(1.59)	0.39	0.39	0.95	0.95
S&P® Municipal Bond Index	—	—	0.00	(2.55)	N/A	6.34	N/A	4.33	N/A
S&P® Limited Maturity Municipal Bond Index	—	—	0.83	1.02	N/A	2.18	N/A	2.68	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Blackrock	$1,000.00	$1,006.60	$1.97	$1,000.00	$1,023.24	$1.99	0.39%
Institutional	$1,000.00	$1,005.53	$2.02	$1,000.00	$1,023.19	$2.04	0.40%
Investor A	$1,000.00	$1,004.20	$3.38	$1,000.00	$1,021.83	$3.41	0.67%
Investor A1	$1,000.00	$1,005.90	$2.63	$1,000.00	$1,022.58	$2.65	0.52%
Investor C	$1,000.00	$1,001.00	$7.36	$1,000.00	$1,017.85	$7.43	1.46%
[6]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[7]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2013	9

Fund Summary as of December 31, 2013	BlackRock New York Municipal Bond Fund

Investment Objective

BlackRock New York Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New York State and New York City personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2013, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® New York Municipal Bond Index. The following discussion of relative performance pertains to the Fund’s secondary benchmark, the S&P® New York Municipal Bond Index.

What factors influenced performance?

•	The Fund’s longer duration bias (higher sensitivity to interest rate movements) detracted from performance relative to the benchmark index as longer duration positions were the worst performers in the rising interest rate environment. Also having a negative impact on returns was the Fund’s exposure to the health care sector where credit spreads generally widened during the period.
•	The Fund’s exposure to Puerto Rico debt also detracted from results as credit spreads on Puerto Rico bonds widened materially during the period due to investors’ lack of confidence and a weak local economy. However, it is important to note that the Fund held only a small exposure to non-escrowed Puerto Rico securities and these positions were eliminated during the period. Therefore, the impact of the deterioration in Puerto Rico bond prices on Fund performance was minimal.
•	The Fund benefited mostly from the accrual of income generated from coupon payments on its portfolio holdings. The Fund was more heavily weighted in longer-dated bonds, which helped generate additional income as the steepness of the yield curve compensated investors who extended further out on the curve with higher yields. Exposure to higher-yielding holdings, including lower-quality credits and out-of-favor structures, allowed the Fund to capture additional yield. The Fund’s limited use of tender option bonds also contributed to the Fund’s performance. The Fund’s greater exposure to education bonds benefited performance as the sector was the second-best performer for the period (after pre-refunded/escrowed-to-maturity bonds). In addition, the Fund utilized 10-year US Treasury futures contracts to hedge against interest rate volatility. In the aggregate, these positions were modest contributors to performance for the period.

Describe recent portfolio activity.

•	During the six-month period, portfolio activity centered around two themes: lessening volatility and relative-value trading. In an overall environment of heightened volatility and investor fears of higher interest rates, the Fund capitalized on opportunities presented by periods of stronger demand to reduce the portfolio’s exposure to long-duration and out-of-favor coupon structures. The Fund used the increased New Issue supply of New York municipal paper to improve portfolio diversification and increase credit quality, as well as to book bonds at higher yields. Confounding these efforts, however, was the industry-wide trend of municipal bond mutual fund outflows, which forced the Fund to retain a higher-than-average cash balance during the period. In addition to selling long-duration bonds, the Fund accommodated redemptions through sales of lower-book yielding bonds, which also enabled to the Fund to further capitalize on the higher yields offered in the New Issue market. Additionally, over the course of the period, the Fund sold the last of its Puerto Rico holdings.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-long duration bias as compared to the S&P® New York Municipal Bond Index and higher-than-usual cash reserves.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
County/City/Special District/School District	24%
Health	17
Education	16
Transportation	14
Utilities	11
Corporate	7
State	7
Housing	4
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Credit Quality Allocation[1]
AAA/Aaa	8%
AA/Aa	39
A	36
BBB/Baa	6
BB/Ba	4
Not Rated[2]	7
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these securities as investment grade quality. As of December 31, 2013, the market value of these securities was $3,399,780, representing less than 1% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	7%
2015	4
2016	4
2017	10
2018	3
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
10	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

BlackRock New York Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in a portfolio of investment grade New York municipal bonds. The Fund expects to maintain an average weighted maturity of greater than ten years.
[3]	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
[4]	The S&P® New York Municipal Bond Index includes all New York bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended December 31, 2013

				Average Annual Total Returns[5]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.95%	3.95%	(0.96)%	(5.89)%	N/A	6.86%	N/A	3.73%	N/A
Investor A	3.55	3.55	(1.19)	(6.12)	(10.11)%	6.56	5.64%	3.45	3.00%
Investor A1	3.71	3.71	(1.01)	(5.98)	(9.74)	6.73	5.86	3.63	3.21
Investor C	2.95	2.95	(1.46)	(6.83)	(7.73)	5.78	5.78	2.69	2.69
Investor C1	3.38	3.38	(1.26)	(6.44)	(7.34)	6.21	6.21	3.11	3.11
S&P® Municipal Bond Index	—	—	0.00	(2.55)	N/A	6.34	N/A	4.33	N/A
S&P® New York Municipal Bond Index	—	—	0.64	(2.04)	N/A	6.02	N/A	4.32	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Including Interest Expense and Fees[6]	Excluding Interest Expense and Fees[7]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Ending Account Value December 31, 2013	Expenses Paid During the Period[7]
Institutional	$1,000.00	$990.40	$4.01	$3.71	$1,000.00	$1,021.17	$4.08	$1,021.48	$3.77
Investor A	$1,000.00	$988.10	$5.26	$5.01	$1,000.00	$1,019.91	$5.35	$1,020.16	$5.09
Investor A1	$1,000.00	$989.90	$4.51	$4.21	$1,000.00	$1,020.67	$4.58	$1,020.97	$4.28
Investor C	$1,000.00	$985.40	$9.01	$8.76	$1,000.00	$1,016.13	$9.15	$1,016.38	$8.89
Investor C1	$1,000.00	$987.40	$6.91	$6.66	$1,000.00	$1,018.25	$7.02	$1,018.50	$6.77
[6]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class (0.80% for Institutional, 1.05% for Investor A, 0.90% for Investor A1, 1.80% for Investor C and 1.38% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class (0.74% for Institutional, 1.00% for Investor A, 0.84% for Investor A1, 1.75% for Investor C and 1.33% for Investor C1), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.
SEMI-ANNUAL REPORT	DECEMBER 31, 2013	11

About Fund Performance
•	BlackRock and Institutional Shares (BlackRock Shares are available only in BlackRock Short-Term Municipal Fund and BlackRock National Municipal Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to October 2, 2006 for BlackRock Short-Term Municipal Fund, and prior to July 18, 2011 for BlackRock National Municipal Fund, BlackRock Share performance results are those of the Institutional Shares restated to reflect BlackRock Share fees.
•	Service Shares (available only in BlackRock National Municipal Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to certain eligible investors. Prior to July 18, 2011, Service Share performance results are those of the Institutional Shares restated to reflect Service Share fees.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% for all Funds except BlackRock Short-Term Municipal Fund, which incurs a 3.00% maximum initial sales charge, and all Funds incur a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. Prior to October 2, 2006 for BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund, Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.
•	Investor A1 Shares (available only in BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund) incur a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term Municipal Fund and 4.00% for BlackRock New York Municipal Bond Fund; and a service fee of 0.10% per year (but no distribution fee).
•	Investor B Shares (available only in BlackRock National Municipal Fund) are subject to a maximum CDSC of 4.00%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year.

These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic sales conversions.) On June 10, 2013, all issued and outstanding Investor B Shares of BlackRock Short-Term Municipal Fund and BlackRock New York Municipal Bond Fund were converted into Investor A1 Shares with the same relative aggregate net asset value.

•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to October 2, 2006 (for all Funds except BlackRock High Yield Municipal Fund), Investor C Share performance results are those of the respective Fund’s Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.
•	Investor C1 Shares (available only in BlackRock National Municipal Fund and BlackRock New York Municipal Bond Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase.
•	In addition, these shares are subject to distribution and service fees per year as follows:
	Distribution Fee	Service Fee
BlackRock National Municipal Fund	0.55%	0.25%
BlackRock New York Municipal Bond Fund	0.35%	0.25%

Investor A1, Investor B and Investor C1 Shares of their respective Funds are only available through dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. On June 10, 2013, all outstanding Investor B1 Shares of BlackRock National Municipal Fund were converted into Investor A Shares.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor reimbursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2013 and held through December 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	13

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 3 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on the Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts and options, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 3.1%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$710	$782,633
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, AMT, 4.13%, 5/15/35	1,750	1,319,657
County of Jefferson Alabama Sewer Revenue, Refunding RB, Senior Lien:
Convertible CAB, Series C (AGM), 6.50%, 10/01/38 (a)	385	198,394
Convertible CAB, Series C (AGM), 6.60%, 10/01/42 (a)	335	171,316
Series A (AGM), 5.00%, 10/01/44	530	490,123
Series A (AGM), 5.25%, 10/01/48	1,010	944,360
Series D, 6.00%, 10/01/42	2,355	2,172,299
County of Jefferson Alabama, Limited Obligation Schools, RB, Series A, 4.75%, 1/01/25	2,180	2,004,750
		8,083,532
Alaska — 1.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,120	1,034,297
5.00%, 6/01/32	1,500	1,087,785
5.00%, 6/01/46	1,620	1,047,800
		3,169,882
Arizona — 1.6%
City of Phoenix Arizona IDA, ERB:
Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,221,776
Great Hearts Academies — Veritas Project, 6.40%, 7/01/47	415	392,042
City of Phoenix Arizona IDA, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	1,000	999,760
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	70	58,191
Florence Town Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,212,104
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	192,487
		4,076,360
Municipal Bonds	Par (000)	Value
Arkansas — 0.3%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	$750	$777,375
California — 6.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,101,280
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,129,730
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	284,311
California HFA, RB, S/F, Home Mortgage, Series I, AMT:
4.60%, 8/01/21	190	189,994
4.80%, 8/01/36	1,500	1,366,890
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	775	661,571
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	292,805
6.90%, 7/01/43	650	642,012
California Statewide Communities Development Authority, RB, Series A:
American Baptist Homes of the West, 5.00%, 10/01/43	1,000	880,750
Sutter Health, 6.00%, 8/15/42	400	447,352
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,633,221
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	553,160
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	349,782
6.50%, 5/01/42	760	852,978
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,089,239
County of San Marcos California Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/51 (c)	4,425	508,388

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EDA EDC ERB ERS FGIC	Economic Development Authority Economic Development Corp. Education Revenue Bonds Extendible Reset Securities Financial Guaranty Insurance Co.	ISD LRB M/F MRB NPFGC	Independent School District Lease Revenue Bonds Multi-Family Mortgage Revenue Bonds National Public Finance Guarantee Corp.
ACA AGC AGM AMBAC AMT ARB BARB BHAC CAB CIFG COP
American Capital Access Holding Ltd.
Assured Guarantee Corp.
Assured Guaranty Municipal Corp.
American Municipal Bond Assurance Corp.
Alternative Minimum Tax (subject to)
Airport Revenue Bonds
Building Aid Revenue Bonds
Berkshire Hathaway Assurance Corp.
Capital Appreciation Bonds
CDC IXIS Financial Guaranty
Certificates of Participation
FHA GAN GARB GO GTD HDA HFA HRB IDA IDB IDRB
Federal Housing Administration
Grant Anticipation Notes
General Airport Revenue Bonds
General Obligation Bonds
Guaranteed
Housing Development Authority
Housing Finance Agency
Housing Revenue Bonds
Industrial Development Authority
Industrial Development Board
Industrial Development Revenue
Bonds
PILOT PSF PSF-GTD Q-SBLF RB S&P SBPA SIFMA SONYMA Syncora VRDN
Payment in Lieu of Taxes
Public School Fund
Public School Fund Guaranteed
Qualified School Bond Loan Fund
Revenue Bonds
Standard and Poor’s
Stand-by Bond Purchase Agreements
Securities Industry and Financial
Markets Association
State of New York Mortgage Agency
Syncora Guarantee
Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	15

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	$325	$307,687
Stockton Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	256,126
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (c)	3,000	414,930
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	142,867
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,385	1,297,842
		16,402,915
Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	385,479
5.00%, 12/01/42	545	436,594
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,175,223
Plaza Metropolitan District No. 1 Colorado, Refunding, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 5.00%, 12/01/40	425	387,434
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,541,505
6.00%, 1/15/41	1,000	1,016,700
Tallyn’s Reach Metropolitan District No. 3, GO, Refunding, Limited Tax, 5.13%, 11/01/38	1,035	906,681
		5,849,616
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	605	604,927
Delaware — 0.4%
State of Delaware EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	975	918,996
District of Columbia — 2.6%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	299,993
7.50%, 1/01/39	500	476,250
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	2,510	2,592,554
6.75%, 5/15/40	385	383,056
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	185	185,903
1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,621,769
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (c)	3,005	1,189,499
		6,749,024
Municipal Bonds	Par (000)	Value
Florida — 8.5%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	$1,500	$1,256,745
County of Collier Florida IDA, Refunding RB, Series A, 8.13%, 5/15/44 (b)(d)	1,490	1,469,125
County of Hillsborough Florida IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,499,955
Tampa General Hospital Project, 5.25%, 10/01/41	895	897,649
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	1,750	1,481,235
County of Palm Beach Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,478,505
County of Sarasota Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/27	210	213,992
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, JetBlue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	1,624,800
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,500	1,256,745
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (e)(f)	490	190,007
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US, Inc., AMT, 5.30%, 5/01/37	3,300	2,943,369
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	587,445
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,450	1,581,457
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (e)(f)	466	191,166
Tolomato Community Development District, Refunding, CAB Special Assessment Bonds:
Series A-2, 6.61%, 5/01/39 (a)	40	29,362
Series A-3, 6.61%, 5/01/40 (a)	90	53,836
Series A-4, 6.61%, 5/01/40 (a)	50	22,143
Series A-1, 6.65%, 5/01/40	140	135,859
Tolomato Community Development District, Convertible (e)(f):
Series 1, 6.65%, 5/01/40	5	4,826
Series 2, 6.65%, 5/01/40	330	181,586
Series 3, 6.65%, 5/01/40	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	591,046
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,855	1,669,704
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,605	1,759,674
5.50%, 5/01/42	570	563,416
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	650	417,619
		22,101,267
Georgia — 0.5%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	240	240,408
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	735,971

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Georgia (concluded)
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	$220	$230,239
		1,206,618
Guam — 1.9%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	910	884,584
5.50%, 7/01/43	1,520	1,463,198
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	735	742,673
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	104,898
6.75%, 11/15/29	1,650	1,706,628
7.00%, 11/15/39	160	166,643
		5,068,624
Idaho — 0.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,207
Illinois — 4.6%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,040	2,927,520
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,689,970
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,459,220
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	998,430
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	1,605	1,411,822
Roosevelt University Project, 6.50%, 4/01/44	830	844,592
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,025,620
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,455	572,528
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	631,928
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	423,965
		11,985,595
Indiana — 2.7%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,466,805
7.13%, 11/15/47	1,500	1,456,065
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	525,803
7.00%, 1/01/44	1,270	1,270,953
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project Series A AMT:
5.00%, 7/01/44	370	328,371
Private Activity Bond, 5.00%, 7/01/48	1,230	1,077,369
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	643,409
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	185	185,152
		6,953,927
Municipal Bonds	Par (000)	Value
Iowa — 3.0%
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	$500	$501,395
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,080,792
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	741,085
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,151,794
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.38%, 6/01/38	3,075	2,299,792
		7,774,858
Kentucky — 0.1%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	250	148,492
Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,739,797
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	687,847
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	3,780,579
		6,208,223
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,111,991
Maryland — 1.9%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	798,450
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	1,910	1,914,890
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	413,930
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,509,735
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	266,720
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.25%, 7/01/18 (e)(f)	250	74,987
		4,978,712
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	377,772
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	280,592
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	12,977
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (c)	94	458
North Hill Communities Issue, Series A, 6.50%, 11/15/43	1,480	1,375,497

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	17

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/29	$500	$499,990
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	563,122
		3,110,408
Michigan — 3.2%
City of Detroit Michigan, GO, Taxable Capital Improvement Limited Tax (e)(f):
Series A-1, 5.00%, 4/01/16	350	111,993
Series A-2, 8.00%, 4/01/14	1,715	548,766
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	960	861,513
5.25%, 7/01/39	1,660	1,501,254
County of Monroe Michigan Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,565	1,489,348
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	899,150
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	915	1,090,424
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,710	1,736,214
		8,238,662
Minnesota — 0.2%
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	514,060
Missouri — 1.1%
City of Kansas Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18 (g)	500	551,065
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	478,309
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	1,913,802
		2,943,176
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	445	439,620
5.00%, 9/01/42	780	735,790
		1,175,410
Nevada — 0.5%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	20	18,783
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	860	808,564
4.00%, 8/01/23	540	496,935
		1,324,282
New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	464,889
Municipal Bonds	Par (000)	Value
New Jersey — 4.8%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	$1,965	$1,853,506
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	764,467
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,204,630
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.10%, 7/01/44	660	640,471
Team Academy Charter School Project, 6.00%, 10/01/43	970	947,545
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,316,371
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	729,611
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,385	3,115,215
		12,571,816
New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	1,576,457
New York — 4.7%
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	2,750	2,261,930
City of New York New York IDA, RB:
JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	1,750	1,525,528
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	2,000	1,644,000
City of New York New York Industrial Development Agency, RB, AMT:
American Airlines, Inc., JFK International Airport, 8.00%, 8/01/28 (h)	235	255,610
British Airways PLC Project, 7.63%, 12/01/32	1,500	1,506,960
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	410	430,016
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,615	1,625,966
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/32	500	444,395
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	394,309
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,265	1,091,100
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 5.00%, 7/01/42	1,220	1,014,027
		12,193,841

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
North Carolina — 1.1%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airway, Inc. Project, AMT, 5.60%, 7/01/27	$1,180	$1,110,746
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	976,190
Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	830	867,341
		2,954,277
North Dakota — 0.5%
City of Williston North Dakota, RB, Eagle Crest Apartments LLC Project, 7.75%, 9/01/38	1,345	1,304,596
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	4,460	3,246,479
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	664,823
Pennsylvania — 5.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,076,466
5.00%, 5/01/42	2,730	2,393,527
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	2,680	2,806,308
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	820,513
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	2,095	1,777,063
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	1,345	1,275,733
East Hempfield Township IDA, Refunding RB, Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	3,135	2,807,173
Pennsylvania Economic Development Financing Authority, RB, US Airways Group, Series A, 7.50%, 5/01/20	1,200	1,306,440
		14,263,223
Tennessee — 0.5%
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 9/01/26	1,250	1,304,200
Texas — 12.5%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	750	24,375
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (c)	3,000	1,328,250
CAB, 0.00%, 1/01/29 (c)	500	207,065
CAB, 0.00%, 1/01/30 (c)	1,330	512,210
CAB, 0.00%, 1/01/31 (c)	4,000	1,432,440
Senior Lien, 5.75%, 1/01/25	250	263,720
Senior Lien, 6.25%, 1/01/46	765	785,900
Sub-Lien, 5.00%, 1/01/42	265	227,105
City of Houston Texas, RB, Special Facilities Continental Airlines Inc. AMT:
Continental Airlines, Inc., Series A, 6.63%, 7/15/38	1,110	1,107,292
Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas, RB, Special Facilities Continental Airlines Inc. AMT (concluded):
Continental Airlines, Inc., Series E, 6.75%, 7/01/21	$630	$628,211
Continental Airlines, Inc., Series E, 7.38%, 7/01/22	500	498,540
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	120	130,602
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	257,670
5.75%, 8/15/41	280	282,904
5.00%, 8/15/42	1,310	1,172,777
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A, 4.40%, 12/01/47	590	446,294
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,367,744
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	397,627
5.00%, 1/01/43	520	392,662
5.13%, 1/01/48	1,535	1,147,842
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Young Men’s Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	1,985	1,807,799
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	350	56,290
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	319,275
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	348,510
Senior Living Center Project, 8.25%, 11/15/44	800	769,728
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	1,500	1,502,610
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	1,824,768
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (i)	355	395,605
Gulf Coast IDA, RB, Citgo Petroleum Project, AMT, 4.88%, 5/01/25	1,580	1,493,590
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A, 6.50%, 5/15/31	1,000	1,095,340
New Hope Cultural Education Facilities Corp., RB:
5.88%, 4/01/36	890	860,443
6.00%, 4/01/45	1,355	1,297,833
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	725	175,341
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	1,150	1,218,333
Red River Health Facilities Development Corp., First MRB Project:
Eden Home, Inc., 7.25%, 12/15/42	1,330	1,254,336
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	493,512

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	19

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (concluded)
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/30 (c)	$5,200	$1,932,424
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,081,050
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	1,860,878
		32,398,895
Utah — 1.2%
State of Utah Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	923,140
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,086,941
		3,010,081
Virginia — 6.3%
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/37	1,800	1,764,720
Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,149,367
Vinson Hall LLC, Series A, 5.00%, 12/01/42	970	833,996
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,265	1,072,113
County of Hanover EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 5.00%, 7/01/47	1,015	798,713
Mosaic District Community Development Authority, Series A Special Assessment:
Bonds, 6.63%, 3/01/26	515	560,964
6.88%, 3/01/36	450	494,010
Virginia Small Business Financing Authority, RB, Senior Lien AMT:
Elizabeth River Crossings LLC Project, 6.00%, 1/01/37	4,095	4,197,375
Express Lanes LLC, 5.00%, 7/01/34	5,300	4,754,418
Watkins Centre Community Development Authority, RB, 5.40%, 3/01/20	650	637,611
		16,263,287
Washington — 0.9%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	546,592
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	918,027
Washington Health Care Facilities Authority, RB, Kadlec Regional Medical Center, 5.00%, 12/01/42	1,000	844,220
		2,308,839
Wisconsin — 0.6%
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	1,500	1,208,280
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. Johns Communities, Inc., Series A:
7.25%, 9/15/29	75	78,647
7.63%, 9/15/39	145	152,688
		1,439,615
Total Municipal Bonds — 91.5%		237,707,457
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California — 0.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$480	$511,977
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,679	1,707,180
		2,219,157
Colorado — 2.1%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,595	5,514,936
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (k)	1,645	1,043,575
Florida — 1.4%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,622,818
Illinois — 2.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (k)	3,495	3,502,899
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,635,421
		6,138,320
New York — 11.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	11,040	11,287,738
Series EE, 5.50%, 6/15/43	3,795	4,019,398
Series HH, 5.00%, 6/15/31 (k)	3,015	3,213,251
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,720	1,826,317
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	7,973,050
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	2,520	2,653,308
		30,973,062
Ohio — 0.8%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,167,228
South Carolina — 0.5%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	1,362	1,400,395
Virginia — 1.0%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,518,360
Washington — 1.2%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,107,592

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39 (k)	$2,179	$2,218,091
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.5%		60,923,534
Total Long-Term Investments (Cost — $310,466,863) — 115.0%		298,630,991

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	3,553,160	$3,553,160
Total Short-Term Securities (Cost — $3,553,160) — 1.4%		3,553,160
Total Investments (Cost — $314,020,023) — 116.4%		302,184,151
Liabilities in Excess of Other Assets — (2.0)%		(5,122,285)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.4%)		(37,465,545)
Net Assets — 100.0%		$259,596,321

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
BC Ziegler & Co.	$1,469,125	$15

(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Security is collateralized by municipal or US Treasury obligations.
(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(i)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)
Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(k)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from January 1, 2015 to November 15, 2019 is $8,633,909.

(l)
Investments in issuers considered to be an affiliate of the Fund during the six months ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
FFI Institutional Tax-Exempt Fund	2,816,084	737,076	3,553,160	$546

(m)	Represents the current yield as of report date.
•	Financial futures contracts as of December 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
(90)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	(11,074,219)	$183,625

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	21

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$298,630,991	—	$298,630,991
Short-Term Securities	$3,553,160	—	—	3,553,160
Total	$3,553,160	$298,630,991	—	$302,184,151
[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$183,625	—	—	$183,625
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and liabilities approximates fair value for financial statement purposes. As of December 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral pledged for derivative contracts	$160,000	—	—	$160,000
Liabilities:
TOB trust certificates	—	$(37,453,486)	—	(37,453,486)
Total	$160,000	$(37,453,486)	—	$(37,293,486)

There were no transfers between levels during the six months ended December 31, 2013.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$15,945	$17,576,174
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	15,905	17,717,534
Courtland IDB Alabama, RB, International Paper Co. Projects, Series A, 6.25%, 11/01/33	2,590	2,758,583
Courtland IDB Alabama, Refunding RB, AMT:
Champion International Corp. Project, 6.00%, 8/01/29	195	195,333
International Paper Co., Series B, 6.25%, 8/01/25	750	750,000
Prattville IDB Alabama, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,600,004
		42,597,628
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,333,120
6.00%, 9/01/32	5,250	5,967,203
		8,300,323
Arizona — 0.3%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	400	411,812
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,100	1,745,730
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	457,035
Industrial Development Authority of the City of Phoenix, RB, 6.88%, 7/01/44	3,440	3,423,694
Pinal County Electric District No. 4, RB, 6.00%, 12/01/38	1,200	1,224,444
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,006,900
5.75%, 7/15/24	2,125	2,172,239
		12,441,854
California — 20.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	11,525	12,803,929
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge (a):
Series A-1, 0.96%, 4/01/45	75,000	74,351,250
Series C-1, 0.96%, 4/01/45	36,000	35,688,600
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series J, 5.63%, 7/01/32	10,000	10,171,600
Sutter Health, Series A, 5.25%, 11/15/46	10,500	10,405,395
Sutter Health, Series B, 6.00%, 8/15/42	21,340	24,108,438
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	5,100	5,148,501
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	28,597,350
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,645	11,321,703
California State Public Works Board, LRB, Sub-Series I-1, 6.38%, 11/01/34	11,680	13,336,808
California State Public Works Board, RB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	15,738,499
Municipal Bonds	Par (000)	Value
California (continued)
California State Public Works Board, RB, Various Capital Projects (concluded):
Sub-Series I-1, 6.13%, 11/01/29	$10,000	$11,501,600
California Statewide Communities Development Authority, RB, Series A:
Kaiser Permanente, 5.00%, 4/01/42	60,000	58,750,800
Sutter Health, 6.00%, 8/15/42	10,190	11,396,292
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,940	3,166,292
Series E, 5.50%, 7/01/31	1,920	2,056,666
California Statewide Financing Authority, RB, Tobacco Settlement, Series B, 6.00%, 5/01/43	5,970	5,317,539
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	24,300	27,424,494
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	2,475	2,546,577
City & County of San Francisco California Airports Commission, Refunding RB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,281,120
5.75%, 5/01/23	17,000	19,135,200
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,471,972
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	6,475	6,873,989
Series A-1, 5.75%, 3/01/34	7,010	7,323,557
Series A-1, 6.25%, 3/01/34	5,250	5,777,310
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,703,778
6.50%, 5/01/42	5,130	5,757,604
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	25,000	25,976,750
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,945	18,802,680
6.00%, 7/01/41	13,280	14,735,886
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax Measure K, Series A:
6.00%, 3/01/36	12,830	14,443,501
5.50%, 3/01/41	26,390	28,290,080
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	28,429,673
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,445,914
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	3,922,450
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/35	40,000	41,647,200
Series B, 5.00%, 7/01/43	21,745	22,505,858
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	42,350,400
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,890	5,501,592
6.00%, 9/01/39	9,450	10,580,409
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	10,000	10,541,300
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	12,678,590

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	23

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
Oakland Unified School District/Alameda County, GO, Election of 2012, 6.63%, 8/01/38	$3,750	$4,059,188
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	10,000	10,591,600
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	15,000	15,597,000
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT:
5.00%, 5/01/27	12,480	12,958,733
5.00%, 5/01/31	12,750	12,879,030
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,147,600
State of California, GO, Various Purposes:
6.50%, 4/01/33	38,500	45,469,655
6.00%, 4/01/38	34,485	38,672,514
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	21,767,794
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,624,392
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	20,650	21,333,515
		910,110,167
Colorado — 0.3%
Central Platte Valley Metropolitan District, GO, Series A, 6.00%, 12/01/38	1,000	1,054,190
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,385	4,864,149
Plaza Metropolitan District No. 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (b)	7,700	8,027,789
		13,946,128
Connecticut — 0.2%
State of Connecticut, RB, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 10/01/33	10,000	10,617,600
Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	31,500	32,415,705
District of Columbia — 1.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	22,838,804
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/35	12,630	14,024,731
5.50%, 10/01/39	7,475	7,933,666
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	5,807,142
		50,604,343
Florida — 4.9%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (c)(d)	1,720	1,225,001
City of State Augustine, RB, 5.75%, 10/01/41	1,000	1,072,160
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	7,988,175
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,583,910
County of Hillsborough Florida IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	6,000	6,000,600
Series B, 7.13%, 4/01/30	7,750	7,749,767
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	$9,300	$10,654,266
Series B-1, 5.75%, 7/01/33	2,400	2,638,248
Series B-1, 6.00%, 7/01/38	30,000	33,302,100
County of Miami-Dade Florida, RB, Seaport, Series A:
6.00%, 10/01/38	6,175	6,690,983
5.50%, 10/01/42	5,375	5,558,986
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series A, AMT (AGC), 5.50%, 10/01/26	7,000	7,742,980
Miami International Airport, Series A, AMT (AGC), 5.50%, 10/01/27	5,495	5,988,561
Water & Sewer Systems, Series C, 6.00%, 10/01/23	25,000	29,312,000
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (c)(d)	6,850	3,565,151
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage, Series 1 (Ginnie Mae), 6.00%, 7/01/39	1,980	2,060,824
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	10,684,700
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	935	937,179
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	1,090	422,669
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	11,341,291
Sub-Series A, 5.63%, 10/01/32	10,525	11,447,200
Sub-Series A, 5.50%, 10/01/39	10,000	10,085,600
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	14,350	15,650,971
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	3,950	4,362,854
5.50%, 6/01/38	4,790	5,298,459
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,465,098
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (c)(d)	160	103,083
Watergrass Community Development District, Special Assessment Bonds, Series B:
5.13%, 11/01/14	900	798,714
6.96%, 11/01/17	600	556,440
		213,287,970
Georgia — 2.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	33,924,900
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	1,969,460
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,250,405
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,665,300
Series EE (AMBAC), 7.00%, 1/01/25	20,000	26,131,600

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Georgia (concluded)
Richmond County Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	$3,625	$3,860,951
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,009,450
		84,812,066
Illinois — 6.3%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	896,590
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series B-2, AMT, 6.00%, 1/01/29	40,905	41,037,532
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	2,125	2,132,246
Series C, 6.50%, 1/01/41	24,570	27,383,756
City of Chicago Illinois, Refunding GARB, O’Hare International Airport Revenue, Senior Lien, Series C, AMT, 5.50%, 1/01/34	5,380	5,440,902
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	16,174,350
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,212,670
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	7,020	7,852,010
Carle Foundation, Series A, 6.00%, 8/15/41	6,450	6,883,698
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	3,905,312
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	810	774,417
DePaul University, Series A, 6.13%, 10/01/40	11,735	12,753,246
Rush University Medical Center, Series B, 7.25%, 11/01/30	5,280	6,124,589
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,193,333
Rush University Medical Center, Series C, 6.63%, 11/01/39	80	87,737
University of Chicago, Series B, 6.25%, 7/01/38	25,000	27,387,250
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/42	9,750	9,559,582
Central Dupage Health, Series B, 5.50%, 11/01/39	4,205	4,382,872
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,905	33,236,118
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/14 (b)	1,200	1,243,332
OSF Healthcare System, Series A, 7.00%, 11/17/14 (b)	3,335	3,533,466
OSF Healthcare System, Series A, 7.13%, 11/17/14 (b)	1,970	2,089,382
OSF Healthcare System, Series A, 6.00%, 5/15/39	11,100	11,867,010
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,166,880
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	8,010,417
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	15,072,503
University of Illinois, RB, Series A, 5.75%, 4/01/38	275	300,501
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,005,200
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	$1,215	$1,162,269
		273,869,170
Indiana — 2.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	3,875,921
7.00%, 1/01/44	7,330	7,335,497
Indiana Finance Authority, RB, Wastewater Utility, 1st Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	17,500	18,198,600
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	11,868,120
Parkview Health System, Series A, 5.75%, 5/01/31	1,570	1,651,389
Trinity Health, Series A, 5.63%, 12/01/38	12,000	12,918,000
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	700	700,000
6.00%, 1/01/39	19,620	21,503,324
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project Series A:
5.75%, 1/01/38	12,800	13,573,888
(AGC), 5.50%, 1/01/38	21,900	22,910,685
		114,535,424
Iowa — 1.8%
Iowa Finance Authority, RB, Iowa Healthcare Facilities:
Genesis Health System, 5.50%, 7/01/33	16,000	16,611,360
Series A (AGC), 5.63%, 8/15/37	5,600	5,897,640
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	35,000	32,724,650
Iowa Student Loan Liquidity Corp., RB, AMT, Senior Series A-2:
5.40%, 12/01/24	12,360	12,646,999
5.50%, 12/01/25	8,245	8,462,668
		76,343,317
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	345	364,430
Kentucky — 0.1%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Inc., Series A, 6.38%, 6/01/40	4,480	4,629,632
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,538,551
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	7,080	7,491,560
Series A, 6.50%, 8/01/29	11,195	12,231,433
Series A-1, 6.50%, 11/01/35	17,185	18,342,582
State of Louisiana Gasoline & Fuels Tax, Refunding RB, 2nd Lien, Series B (a):
0.59%, 5/01/43	32,000	31,854,080
0.67%, 5/01/43	20,000	19,795,800
		91,254,006

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	25

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	$12,365	$13,526,692
6.95%, 7/01/41	2,205	2,309,186
		15,835,878
Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,980	4,784,079
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	11,422,290
		16,206,369
Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,484,106
Massachusetts Development Finance Agency, Refunding RB, Harvard University, Series B-1, 5.00%, 10/15/40	18,500	19,720,630
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	4,585	4,922,319
Massachusetts Water Pollution Abatement Trust, RB, Series 13, 5.00%, 8/01/37	7,875	8,209,294
		34,336,349
Michigan — 1.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	6,851,662
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.00%, 10/15/38	12,455	13,781,831
6.25%, 10/15/38	7,500	8,430,000
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,440	1,464,091
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series V, 8.25%, 9/01/39	18,130	21,605,884
Series W, 6.00%, 8/01/39	5,145	5,357,128
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	4,285	4,350,689
		61,841,285
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,940	6,796,489
Series B (AGC), 6.50%, 11/15/38	17,905	20,356,553
Ramsey County Housing & Redevelopment Authority Minnesota, RB, Hanover Townhouses Project, AMT, 6.00%, 7/01/31	1,110	1,110,810
		28,263,852
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,500	1,628,175
Missouri — 0.0%
City of Saint Louis Missouri, RB, Lambert-St. Louis International, Series A-1, 6.25%, 7/01/29	1,175	1,295,837
Nevada — 2.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,009,925
City of Reno Nevada, Special Assessment Bonds, Somerset Parkway, 6.63%, 12/01/22	1,440	1,445,904
Municipal Bonds	Par (000)	Value
Nevada (concluded)
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	$3,125	$3,523,156
5.75%, 7/01/38	32,685	36,779,123
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	55,101,343
		110,859,451
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,500	16,565,005
New Jersey — 6.2%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,044,750
Monmouth County Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,057,668
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,921,085
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,270	8,723,196
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (b):
7.13%, 6/01/19	2,870	3,693,260
7.50%, 6/01/19	9,200	12,017,408
New Jersey Health Care Facilities Financing Authority, Refunding RB, AHS Hospital Corp.:
6.00%, 7/01/37	1,200	1,315,104
6.00%, 7/01/41	30,685	34,374,564
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	950	976,163
5.75%, 12/01/27	500	527,310
5.75%, 12/01/28	450	471,222
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	1,020	1,070,113
6.50%, 10/01/38	1,480	1,495,969
New Jersey State Turnpike Authority, Refunding RB (a):
Series D, 0.59%, 1/01/22	17,000	16,984,020
Series D, 0.68%, 1/01/23	17,000	17,020,230
Series D, 0.74%, 1/01/24	15,000	14,954,550
Series E, 0.59%, 1/01/22	12,000	11,988,720
Series E, 0.68%, 1/01/23	10,000	10,011,900
Series E, 0.74%, 1/01/24	10,000	9,969,700
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.13%, 6/15/28	5,000	5,306,450
Series A, 5.13%, 6/15/29	12,875	13,562,911
Series A, 5.88%, 12/15/38	4,255	4,719,646
Series AA, 5.25%, 6/15/33	10,000	10,556,400
Series AA, 5.00%, 6/15/38	12,000	12,148,320
Series AA, 5.50%, 6/15/39	11,400	12,036,006
Series B, 5.25%, 6/15/36	27,735	28,702,119
		269,648,784
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	287,980
New Mexico Mortgage Finance Authority, RB, S/F Mortgage Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	860	914,859
		1,202,839
See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 5.7%
City of New York New York, GO, Series E-1, 6.25%, 10/15/28	$10,100	$11,723,979
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	10,000	10,273,900
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/33	49,450	55,397,846
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	21,870	25,309,495
Series D, 5.25%, 11/15/41	13,925	14,239,287
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,701,061
6.88%, 11/01/38	7,785	8,307,918
New York State Dormitory Authority, RB, Columbia University, 5.00%, 10/01/41	38,750	40,791,738
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	10,000	8,625,300
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	4,695	5,100,319
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	13,935	14,424,537
5.00%, 10/15/32	22,800	23,344,692
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	17,250	19,307,753
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,030,982
		247,578,807
North Carolina — 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,195,270
Ohio — 1.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	545,170
6.50%, 11/15/37	12,140	13,597,164
6.00%, 11/15/41	4,400	4,754,464
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,595	11,507,018
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	5,795	6,249,270
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	12,850	13,349,351
		50,002,437
Oklahoma — 0.1%
County of Epworth Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	6,300	5,712,021
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	425	425,663
Pennsylvania — 1.7%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (e)	3,515	4,214,801
City of Philadelphia Pennsylvania IDA, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,582
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
County of Allegheny Pennsylvania IDA, Refunding RB, Environmental Improvement, US Steel Corp. Project:
6.75%, 11/01/24	$5,785	$5,953,748
6.75%, 12/01/27	5,000	5,139,800
6.88%, 5/01/30	5,000	5,124,500
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/39	10,575	11,073,400
6.50%, 1/01/39	2,245	2,246,998
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	2,455	2,328,567
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,530	13,511,350
6.00%, 6/01/36	2,970	3,146,804
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,167,946
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	3,475	3,747,197
Pennsylvania Turnpike Commission, RB:
5.25%, 6/01/39	15,000	15,182,400
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	1,125	1,253,273
		75,356,366
South Carolina — 0.3%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	3,000	3,000,510
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A, (AGM):
6.25%, 8/01/34	1,475	1,600,758
6.50%, 8/01/39	4,210	4,582,122
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,390	2,555,938
		11,739,328
Tennessee — 1.3%
County of Rutherford Tennessee Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	23,740	23,526,578
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB, Water and Sewer, 5.00%, 7/01/40	33,170	34,675,586
		58,202,164
Texas — 7.4%
City of Dallas Texas Waterworks & Sewer System, Refunding RB, Series A, 5.00%, 10/01/41	16,855	17,631,678
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	32,350	36,483,359
City of Houston Texas Utility System Revenue, Refunding RB, Series A (NPFGC), 5.13%, 5/15/28	20,000	20,289,000
County of Harris Texas Cultural Education Facilities Finance Corp., RB:
1st Mortgage, Brazos Presbyterian Home Inc., Project, Series B, 7.00%, 1/01/48	2,625	2,591,479
Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	1,075	1,076,419
Brazos Presbyterian Homes, Inc., Series B, 6.38%, 1/01/33	465	459,708

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	27

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$9,775	$10,761,786
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	55,752,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,234,518
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.00%, 12/01/42	21,550	22,333,343
Dallas/Fort Worth International Airport, Refunding RB, Series G, 5.00%, 11/01/29	5,155	5,298,773
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,345,998
North Texas Tollway Authority, Refunding RB:
1st Tier System, 6.00%, 1/01/34	11,490	12,515,138
1st Tier System, Series A, 6.00%, 1/01/28	1,000	1,120,580
1st Tier System, Series A (NPFGC), 5.75%, 1/01/40	7,720	8,106,309
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	9,870	10,363,895
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	2,245	2,453,785
2nd Tier System, Series F, 6.13%, 1/01/31	25,615	27,137,043
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,015,960
State of Texas, GO:
Transportation Commission, Highway Improvement, 5.00%, 4/01/42	20,000	21,047,600
Refunding Water Financial Assistance, 5.75%, 8/01/22	3,445	3,455,714
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,695	26,696,530
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	24,597,810
		321,768,425
Utah — 1.7%
City of Salt Lake City Utah, Refunding RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15 (e)	20	21,094
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	59,680	60,558,490
Utah Transit Authority, RB, Series A, 5.00%, 6/15/36	13,000	13,537,160
		74,116,744
Virginia — 1.5%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/37	31,970	33,730,907
Hampton Redevelopment & Housing Authority, RB, M/F Housing Facility, Tidewater Seniors Apartments Project, AMT, 5.45%, 1/01/34	1,905	1,905,000
Virginia HDA, RB, Rental Housing, Series A, 5.25%, 5/01/41	2,865	2,892,619
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	28,085	28,787,125
		67,315,651
Municipal Bonds	Par (000)	Value
Washington — 2.8%
City of Seattle Washington Housing Authority, RB, Newholly Project, AMT, 6.25%, 12/01/35	$2,750	$2,506,102
Port of Seattle Washington, Refunding RB, Intermediate Lien, Series A:
5.00%, 8/01/31	10,000	10,527,000
5.00%, 8/01/33	2,500	2,608,000
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	49,800	51,792,498
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	18,455	19,123,625
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,128,420
Swedish Health Services, Series A, 6.75%, 5/15/21 (b)	16,000	20,827,520
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,146,700
		120,659,865
Wisconsin — 1.3%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	8,642,900
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D, 5.00%, 11/15/41	45,000	44,729,550
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A, 5.00%, 4/01/42	5,000	4,852,400
		58,224,850
Total Municipal Bonds — 82.6%		3,592,111,178

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Arizona — 4.7%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	31,334,100
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A:
5.00%, 1/01/37	98,935	101,115,996
5.00%, 1/01/38	54,015	55,778,999
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,096,752
		202,325,847
Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	22,390,480
California — 4.3%
Anaheim Public Financing Authority, RB, Distribution System, 2nd Lien (BHAC), 5.00%, 10/01/34	10,995	11,121,935
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	13,840,589
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,500	4,722,705
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	28,427,575

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (concluded)
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 1/01/39	$10,000	$10,514,200
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	13,170	13,776,939
Series C, 5.00%, 7/01/35	13,375	14,025,665
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	19,171,440
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	16,222,050
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	23,911,950
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	10,055	10,722,119
University of California, RB, General, Series O, 5.25%, 5/15/39	20,695	21,894,452
		188,351,619
Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,580	1,712,048
Florida — 3.9%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,054,700
County of Orange Florida School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,077,860
Florida State Turnpike Authority, RB, Department of Transportation, Series B, 5.00%, 7/01/40	35,720	37,725,678
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,852,258
State of Florida, GO, Board of Education:
Capital Outlay, Series E, 5.00%, 6/01/37	39,730	42,937,800
Series C, 5.00%, 6/01/37	65,545	69,862,109
		169,510,405
Illinois — 0.5%
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien (AGM), 5.25%, 11/01/33	5,000	5,093,550
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	16,577,652
		21,671,202
Indiana — 2.3%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	31,803,858
Indianapolis Local Public Improvement Bond Bank, RB, PILOT, Infrastructure Project, Series F (AGM):
5.00%, 1/01/35	23,550	24,820,993
5.00%, 1/01/40	7,000	7,313,180
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	34,125	35,699,758
		99,637,789
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	12,530,531
Massachusetts — 0.7%
Massachusetts School Building Authority, RB:
Senior Dedicated Sales Tax, Series B, 5.00%, 10/15/41	20,000	20,742,800
Series A (AMBAC), 5.00%, 8/15/37	10,000	10,294,600
		31,037,400
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Nebraska — 0.2%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/43	$10,000	$10,263,700
New York — 0.1%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,020	2,260,966
Ohio — 0.5%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	20,644,000
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,000	1,054,850
		21,698,850
Texas — 2.7%
City of Houston Texas, Refunding RB, Combined, 1st Lien, Series A (AGC), 5.38%, 11/15/38	26,160	27,700,563
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue:
5.00%, 2/01/17 (b)	218	231,035
5.00%, 2/01/32	28,772	30,444,153
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	8,500	9,214,680
County of Harris Texas Flood Control District, Refunding RB, Contract Tax, Series A, 5.00%, 10/01/39	10,000	10,444,600
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000	10,656,200
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860	28,550,056
		117,241,287
Utah — 0.7%
County of Utah Utah, RB, IHC Health Services Inc., 5.00%, 5/15/43	30,000	30,441,600
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	8,870,515
5.00%, 11/01/36	15,715	16,257,882
		25,128,397
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.0%		956,202,121

US Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	— (h)	190

Investment Companies — 0.1%	Shares
iShares S&P National Municipal Bond Fund (i)	46,296	4,802,747
Total Long-Term Investments (Cost — $4,414,953,102) — 104.7%		4,553,116,236

Short-Term Securities	Par (000)
Florida — 2.1%
Broward County Florida School Board, COP, VDRN, Series D (JPMorgan Chase Bank SBPA), 0.35%, 7/01/29 (k)	$90,000	90,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	29

Schedule of Investments (concluded)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)
Short Term Securities	Par (000)	Value
New Jersey — 1.2%
State of New Jersey, Refunding RB, Series C, 2.00%, 6/26/14	$50,000	$50,398,361
Tennessee — 0.4%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN Methodist Le Bonheur Healthcare (US Bank NA SBPA), (k):
Series A, 0.13%, 6/01/42	14,600	14,600,000
Series B, 0.13%, 6/01/42	4,200	4,200,000
		18,800,000
Short Term Securities	Shares	Value
Money Market Funds — 0.0%
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	153,447	$153,447
Total Short-Term Securities (Cost — $159,351,808) — 3.7%		159,351,808
Total Investments (Cost — $4,574,304,910) — 108.4%		$4,712,468,044
Other Assets Less Liabilities — 2.1%		93,791,848
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5%)		(458,407,885)
Net Assets — 100.0%		$4,347,852,007

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Security is collateralized by municipal or US Treasury obligations.
(f)
Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(g)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire July 1, 2017 is $834,256.

(h)	Amount is less than $500.
(i)
Investments in issuers considered to be an affiliate of the Fund during the six months ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at December 31, 2013	Value at December 31, 2013	Income
FFI Institutional Tax-Exempt Fund	109,118,875	(108,965,428)	153,447	$153,447	$7,345
iShares S&P National Municipal Bond Fund	46,296	—	46,296	4,802,747	—

(j)	Represents the current yield as of report date.
(k)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,802,747	$4,548,313,489	—	$4,553,116,236
Short-Term Securities	153,447	159,198,361	—	159,351,808
Total	$4,956,194	$4,707,511,850	—	$4,712,468,044
[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2013 TOB Trust Certificates of $(458,259,484) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended December 31, 2013.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Alabama 21st Century Authority, Refunding RB, Series A, 4.00%, 6/01/15	$2,000	$2,095,820
Alabama Federal Aid Highway Finance Authority, RB, Grant Appreciation, 5.00%, 9/01/16	5,130	5,709,280
		7,805,100
Alaska — 0.2%
Alaska Student Loan Corp., RB, Senior Series A, AMT, 5.00%, 6/01/16	2,000	2,126,780
Arizona — 0.7%
Phoenix Civic Improvement Corp., Refunding RB:
Junior Lien Water System, 4.00%, 7/01/14	5,000	5,096,200
Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,110,600
		6,206,800
California — 12.3%
California Pollution Control Financing Authority, RB, Waste Management Inc. Project Mandatory Put Bonds, AMT (a):
Series A, 0.85%, 11/01/38	4,000	3,997,200
Series A-1, 1.88%, 4/01/25	5,000	5,023,100
California Pollution Control Financing Authority, Refunding RB, USA Waste Services, Inc. Project, Series A, Mandatory Put Bonds, AMT, 2.63%, 6/01/18 (a)	3,000	3,020,400
California State Department of Water Resources, Refunding RB, Series M, 5.00%, 5/01/14	35,000	35,566,650
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/14	1,000	1,012,100
City of Long Beach California, Refunding RB, Series B, AMT (NPFGC), 5.50%, 5/15/14	5,215	5,318,153
East Bay Municipal Utility District, Refunding RB, Wastewater System, 0.38%, 6/01/38 (a)	1,500	1,493,025
Los Angeles Unified School District, GO, Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,431,160
State of California, GO, Economic Recovery Bonds, Series A (NPFGC), 5.00%, 7/01/15	3,805	3,897,690
State of California, GO, Refunding:
(NPFGC), 5.00%, 9/01/16	1,380	1,546,097
Various Purpose, 5.00%, 4/01/15	10,360	10,980,460
Various Purpose, 4.00%, 11/01/15	3,430	3,663,994
Various Purpose, 5.00%, 4/01/16	10,000	11,030,500
Various Purpose, 5.00%, 9/01/16	3,000	3,361,080
Various Purpose, 5.00%, 2/01/17	10,000	11,298,200
State of California, GO, Various Purpose, 5.00%, 10/01/14	2,565	2,657,699
		110,297,508
Colorado — 0.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series C, 4.00%, 10/01/40 (a)	1,000	1,063,420
Connecticut — 2.9%
Connecticut Resources Recovery Authority, Refunding RB, Covanta Southeastern Connecticut Co. Project, Series A, AMT, 4.00%, 11/15/15	2,635	2,810,728
Connecticut State Development Authority, RB, Connecticut Light & Power Co., Series A, Mandatory Put Bonds, AMT, 1.55%, 5/01/31 (a)	13,200	13,351,008
State of Connecticut, GO, Series A, 2.00%, 10/15/15	6,695	6,898,126
Municipal Bonds	Par (000)	Value
Connecticut (concluded)
State of Connecticut, RB, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 11/01/14	$2,700	$2,808,540
		25,868,402
Delaware — 1.3%
Delaware Transportation Authority, Refunding RB, Senior, 5.00%, 7/01/15	1,945	2,082,628
University of Delaware, Refunding RB, Series C, 0.70%, 11/01/37 (a)	10,000	9,990,800
		12,073,428
Florida — 5.7%
Citizens Property Insurance Corp., RB, Senior Secured Series A-1:
Coastal Account, 5.00%, 6/01/15	7,745	8,226,274
Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	10,000	10,980,000
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,430,182
County of Broward Florida Airport System, ARB, Series Q-1, 5.00%, 10/01/15	1,000	1,079,300
County of Miami-Dade Florida, Refunding ARB, Series A, AMT:
4.00%, 10/01/14	2,500	2,569,800
4.00%, 10/01/15	2,750	2,907,520
5.00%, 10/01/16	1,750	1,938,353
Florida State Board of Education, GO, Refunding, Series A, 5.00%, 1/01/15	7,395	7,748,629
Florida State Department of Environmental Protection, Refunding RB, Series A:
Everglades Restoration (AGC), 5.00%, 7/01/16	1,205	1,334,453
Florida Forever, 5.00%, 7/01/14	5,000	5,119,900
Greater Orlando Aviation Authority, Refunding RB, Airport Facilities, Series A, AMT (AGM), 5.00%, 10/01/14	2,500	2,590,450
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,159,355
State of Florida, GO, Refunding, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/16	3,375	3,750,975
		50,835,191
Hawaii — 0.7%
State of Hawaii, GO, Refunding, Series DG (AMBAC), 5.00%, 7/01/16	1,290	1,380,545
State of Hawaii, Refunding RB, Airport System, AMT, 5.00%, 7/01/14	5,000	5,118,100
		6,498,645
Idaho — 1.0%
Idaho Housing & Finance Association, RB, Unemployment Compensation, 5.00%, 8/15/14	8,585	8,840,575
Illinois — 1.5%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Senior Lien, Series A, AMT:
5.00%, 1/01/16	3,000	3,253,890
5.00%, 1/01/16	4,500	4,880,835
Illinois Finance Authority, Refunding RB, Hospital Sisters Services, Inc., Series C:
3.00%, 8/15/14	1,340	1,362,070
5.00%, 8/15/15	1,000	1,071,430

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	31

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 5.00%, 6/15/16	$2,500	$2,768,125
		13,336,350
Indiana — 1.1%
City of Whiting Indiana, RB, BP Products North America, Inc., Mandatory Put Bonds, 2.80%, 6/01/44 (a)	3,325	3,355,524
Indiana Finance Authority, RB, Water Utilities, Citizens Energy Group Project, Second Lien, Series B, 3.00%, 10/01/14	5,000	5,098,750
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/16	1,425	1,493,685
		9,947,959
Iowa — 0.5%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 3.10%, 12/01/14	4,135	4,167,708
Kentucky — 1.1%
County of Louisville & Jefferson Kentucky Metropolitan Government, GO, Refunding Series E, 4.00%, 11/15/16	4,450	4,886,545
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	4,500	4,967,010
		9,853,555
Louisiana — 1.7%
State of Louisiana, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/14	12,000	12,339,000
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 5/15/16	3,000	3,264,690
		15,603,690
Maryland — 2.2%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project:
4.00%, 3/01/14	3,170	3,190,003
AMT, 4.00%, 3/01/14	7,675	7,723,045
AMT, 5.00%, 3/01/16	8,315	9,079,315
		19,992,363
Massachusetts — 1.3%
City of Boston Massachusetts, GO, Refunding, Series B, 4.00%, 2/01/15	6,580	6,850,569
Commonwealth of Massachusetts, GO, Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,687,850
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,795,739
		11,334,158
Michigan — 3.7%
Michigan Finance Authority, Refunding RB, Unemployment Obligation Assessment, Series A:
5.00%, 1/01/14	1,000	1,000,000
5.00%, 7/01/15	7,000	7,494,200
5.00%, 1/01/16	13,525	14,754,557
State of Michigan Trunk Line, Refunding RB, Series B (AGM), 5.00%, 9/01/15	7,825	8,419,935
Utica Community Schools, GO, Refunding, School Building & Site (Q-SBLF), 3.00%, 5/01/14	1,380	1,392,434
		33,061,126
Minnesota — 0.7%
State of Minnesota, GO, Refunding, Various Purpose, Series D, 5.00%, 8/01/14	6,000	6,169,500
Municipal Bonds	Par (000)	Value
Nebraska — 0.1%
Nebraska Public Power District, Refunding RB, General, Series A, 5.00%, 1/01/16	$1,000	$1,090,070
Nevada — 4.7%
County of Clark Nevada, Refunding RB, Motor Vehicle Fuel Tax, 5.00%, 7/01/15	8,000	8,556,080
County of Clark Nevada School District, GO, Limited Tax, Series A, 5.00%, 6/15/16	11,000	12,176,890
State of Nevada, Refunding RB:
5.00%, 12/01/16	5,000	5,633,800
5.00%, 6/01/17	14,000	15,967,560
		42,334,330
New Hampshire — 0.2%
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,394,788
New Jersey — 9.5%
County of Ocean New Jersey, GO, Refunding, 5.00%, 8/01/16	1,235	1,378,075
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/15	13,880	14,813,152
New Jersey EDA, RB, School Facilities Construction Notes, Series G (SIFMA Index Notes), 0.64%, 2/01/15 (a)	3,000	3,002,070
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/14	4,000	4,076,280
School Facilities Construction, Series EE, 5.00%, 9/01/15	1,650	1,777,182
Series DD-1, 5.00%, 12/15/16	5,075	5,707,396
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	7,250	7,397,247
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,086,850
Meridian Health System, 5.00%, 7/01/14	2,000	2,044,580
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 4, AMT, 0.90%, 5/01/15	9,500	9,502,090
New Jersey State Turnpike Authority, Refunding RB, Series C, 0.54%, 1/01/17 (a)	8,000	7,976,480
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/15	1,825	1,948,790
Transportation System, 5.75%, 6/15/16	6,275	7,052,661
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/15	1,640	1,785,780
State of New Jersey, GO, Refunding, Series O, 5.00%, 8/01/16	2,300	2,561,004
State of New Jersey, GO, Tax-Exempt, Various Purposes, 5.00%, 6/01/16	12,075	13,367,266
		85,476,903
New Mexico — 0.3%
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, Series B:
5.00%, 7/01/15	1,500	1,605,675
5.00%, 7/01/16	1,000	1,110,600
		2,716,275
New York — 17.8%
City of New York New York, GO, Refunding:
Series E, 5.00%, 8/01/15	24,920	26,762,335
Series F, 5.00%, 8/01/15	6,000	6,443,580
City of New York New York, GO, Sub-Series D-1, 5.00%, 8/01/15	15,165	16,286,148
Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/14	1,000	1,041,720

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, Refunding RB:
Series A (AMBAC), 5.50%, 11/15/14	$1,000	$1,046,070
Series D, 4.00%, 11/15/15	1,400	1,493,842
New York City Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series A, 5.00%, 8/01/16	4,880	5,442,469
Sub-Series C-1, 5.00%, 11/01/15	4,860	5,280,682
Sub-Series F-1, 5.00%, 5/01/15	2,000	2,128,240
Sub-Series I, 2.00%, 5/01/15	11,870	12,157,017
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Sub-Series A, 5.00%, 11/01/15	5,455	5,927,185
New York State Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 3/15/15	5,560	5,885,204
Series A, 4.00%, 3/15/17	4,000	4,422,160
Series B, 5.00%, 3/15/17	3,600	4,086,540
New York State Dormitory Authority, Refunding RB, NYU Hospital Center, Series A:
5.00%, 7/01/14	1,945	1,991,836
5.00%, 7/01/15	1,500	1,605,435
5.00%, 7/01/16	1,000	1,103,230
New York State HFA, RB, Affordable Housing, Series F (SONYMA), 0.75%, 5/01/15	2,000	2,004,340
New York State Local Government Assistance Corp., Refunding RB, Sub-Lien, Series A, 5.00%, 4/01/15	7,000	7,425,670
New York State Thruway Authority, RB, Second General Highway & Bridge Trust Fund Bonds, Series B, 5.00%, 4/01/15	2,150	2,277,925
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/16	500	544,405
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	7,344,420
New York State Urban Development Corp., Refunding RB, Personal Income Tax, Series D, 5.00%, 3/15/15	7,335	7,764,024
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/15	2,680	2,895,311
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT, 4.00%, 7/15/15	10,000	10,547,200
State of New York, GO, Refunding, Series C:
5.00%, 4/15/15	7,000	7,442,050
5.00%, 4/15/16	7,675	8,492,311
		159,841,349
North Carolina — 1.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,869,385
North Carolina Medical Care Commission, Refunding RB, Healthcare Facilities Revenue, WakeMed, Series A, 4.00%, 10/01/15	730	774,318
North Carolina Municipal Power Agency No. 1, Refunding RB, Catawba Electric, Series A:
5.00%, 1/01/16	3,500	3,804,955
5.25%, 1/01/17	5,000	5,639,150
State of North Carolina, Refunding RB, Series B, 4.00%, 11/01/14	4,905	5,061,519
		17,149,327
Ohio — 0.3%
City of Cleveland Ohio, Public Power System, Refunding RB, 5.00%, 11/15/15	2,335	2,531,350
Municipal Bonds	Par (000)	Value
Oklahoma — 1.3%
County of Cleveland Oklahoma Educational Facilities Authority, LRB, Moore Public Schools Project:
5.00%, 6/01/15	$2,050	$2,177,387
5.00%, 6/01/16	845	926,779
Oklahoma Turnpike Authority, Refunding RB, Second Senior Series A, 5.00%, 1/01/15	7,875	8,251,583
		11,355,749
Oregon — 0.6%
City of Portland Oregon, Refunding RB, Second Lien, Series A, 5.00%, 3/01/14	4,950	4,990,046
Pennsylvania — 6.1%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/15	2,550	2,702,133
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 6/01/15	7,980	8,513,543
2nd Series, 5.00%, 10/15/17	8,500	9,804,240
Commonwealth of Pennsylvania, GO, Refunding, 1st Series (NPFGC), 5.00%, 2/01/15	7,605	7,635,648
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, 1.75%, 12/01/33 (a)	4,500	4,522,005
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A:
5.00%, 7/01/15	10,000	10,710,700
5.00%, 1/01/16	6,000	6,551,760
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/15	2,500	2,671,425
State Public School Building Authority, RB, School District of Philadelphia Project, 5.00%, 4/01/15	1,710	1,806,205
		54,917,659
South Carolina — 0.9%
South Carolina Transportation Infrastructure Bank, Refunding RB (AMBAC):
Series A, 5.00%, 10/01/15	5,440	5,880,368
Series B, 5.25%, 10/01/14	2,000	2,075,500
		7,955,868
Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB, (NPFGC), 5.00%, 1/01/14	4,110	4,110,000
Texas — 4.6%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,203,860
City of Dallas Texas ISD, GO, Refunding, (PSF-GTD), 4.00%, 2/15/15	2,200	2,293,610
City of Houston Texas, Refunding ARB, Subordinate Lien:
Series A, AMT, 5.00%, 7/01/14	4,000	4,096,520
Series B, 5.00%, 7/01/14	1,500	1,535,655
County of Comal Texas ISD, GO, Refunding, Unlimited Tax, Series A (PSF-GTD), 4.00%, 2/01/16	1,500	1,611,360
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,333,669
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	573,279
Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,716,350
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/14 (b)	15	15,270

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	33

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (concluded)
Lower Colorado River Authority, Refunding RB (concluded):
5.00%, 5/15/14 (b)	$50	$50,902
5.00%, 5/15/14	4,935	5,023,336
5.00%, 5/15/16	2,490	2,746,918
Series A, 5.00%, 5/15/14	3,590	3,654,261
Northside Texas ISD, GO, Refunding, 5.00%, 2/15/17	6,910	7,816,246
Texas A&M University System Board of Regents, Refunding RB, 5.00%, 7/01/16	5,005	5,570,515
		41,241,751
Virginia — 3.0%
County of Chesterfield Virginia, GO, Refunding, Series B, 5.00%, 1/01/15	2,810	2,944,964
Virginia College Building Authority, RB, 21st Century College & Equipment Programs, Series A:
5.00%, 2/01/15	6,210	6,530,188
5.00%, 2/01/16	11,910	13,035,733
Virginia Public School Authority, RB, Series I, 5.00%, 4/15/15	3,970	4,212,488
		26,723,373
Washington — 3.5%
City of Seattle Washington, Refunding RB, Improvement, Series B, 5.00%, 2/01/14	10,000	10,040,500
Municipal Bonds	Par (000)	Value
Washington (concluded)
County of King Washington, GO, (FGIC) (c):
5.00%, 1/01/15	$14,565	$15,261,498
5.00%, 1/01/15	5,435	5,694,902
		30,996,900
Wisconsin — 1.5%
State of Wisconsin, GO, Refunding, Series 1 (NPFGC), 5.00%, 5/01/16	2,500	2,649,625
State of Wisconsin, Refunding RB, Series 1, 5.00%, 7/01/16	10,000	11,092,801
		13,742,426
Total Long-Term Investments (Cost — $859,329,504) — 96.4%		863,650,422

Short-Term Securities
Illinois — 1.8%
Regional Transit Authority, GO, Refunding, ERS, VDRN, Series B, 0.55%, 7/01/14 (d)	16,300	16,300,000
	Shares
Money Market Funds — 0.3%
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	2,513,861	2,513,861
Total Short-Term Securities (Cost — $18,813,861) — 2.1%		18,813,861
Total Investments (Cost — $878,143,365) — 98.5%		882,464,283
Other Assets Less Liabilities — 1.5%		13,748,306
Net Assets — 100.0%		$896,212,589

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is collateralized by municipal or US Treasury obligations.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)
Investments in issuers considered to be an affiliate of the Fund during the six months ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
FFI Institutional Tax-Exempt Fund	3,026,240	(512,379)	2,513,861	$3,255

(f)	Represents the current yield as of report date.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$863,650,422	—	$863,650,422
Short-Term Securities	$2,513,861	16,300,000	—	18,813,861
Total	$2,513,861	$879,950,422	—	$882,464,283
[1]	See above Schedule of Investments for values in each state or political subdivision.

There were no transfers between levels during the six months ended December 31, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	35

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 90.7%
Corporate — 7.3%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (a)	$2,000	$2,153,920
British Airways PLC Project, 5.25%, 12/01/32	1,000	890,910
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	2,500	2,679,375
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	1,520	1,434,576
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	755,092
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	381,119
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	250	250,010
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	1,000	1,007,470
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,000	5,177,700
5.50%, 10/01/37	780	825,942
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,400	1,207,542
		16,763,656
County/City/Special District/School District — 22.7%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	639,263
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25	1,280	1,481,971
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	412,716
Sub-Series A-1, 5.00%, 10/01/34	600	623,664
Sub-Series D-1, 5.00%, 8/01/31	690	731,483
Sub-Series G-1, 5.00%, 4/01/29	750	800,587
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,910,495
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	3,200	3,215,136
5.00%, 11/15/44	1,500	1,492,890
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	960,357
5.00%, 7/01/33	400	409,420
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	5,000	968,200
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	1,500	236,655
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	2,600	2,244,476
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	755,888
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	670	639,053
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	$200	$221,254
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	497,590
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	5,888,211
5.75%, 2/15/47	100	106,190
(AGC) (FSA), 5.00%, 2/15/47	1,000	1,003,220
(AGM), 5.00%, 2/15/47	1,050	1,053,381
(NPFGC), 4.50%, 2/15/47	3,065	2,828,075
New York Liberty Development Corp., Refunding RB, Liberty:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	9,782,719
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,261,788
4 World Trade Center Project, 5.00%, 11/15/31	860	893,979
4 World Trade Center Project, 5.00%, 11/15/44	830	822,215
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,410,886
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	406,525
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,053,473
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,630,182
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	335	347,110
State of New York Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5	5,354
		51,734,406
Education — 16.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	300,831
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	890	840,587
South Bronx Charter School for International Cultures and the Arts Project, 5.00%, 4/15/43	1,000	822,520
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	518,925
City of New York New York Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A:
4.75%, 12/01/39	1,550	1,536,251
5.00%, 12/01/39	1,325	1,342,543
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	6,000	6,045,060
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,048,820
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	381,152
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	250,325
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,008,380
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	347,929
5.00%, 7/01/42	220	204,261

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	$1,000	$1,037,950
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	509,235
County of Suffolk New York Industrial Development Agency, Refunding RB, Remarketing, New York Institute of Technology Project, 5.00%, 3/01/26	750	754,755
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	478,431
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	768,825
State of New York Dormitory Authority, RB:
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	547,490
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,091,584
Teachers College, Series B, 5.00%, 7/01/42	450	454,343
The New School (AGM), 5.50%, 7/01/43	1,000	1,043,230
University of Rochester, Series A, 5.75%, 7/01/39 (c)	1,000	1,021,300
University of Rochester, Series B, 5.00%, 7/01/39	550	558,762
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,136,600
Brooklyn Law School, 5.75%, 7/01/33	475	490,105
Culinary Institute of America, 5.00%, 7/01/42	300	284,313
New York University, Series A, 5.00%, 7/01/42	1,000	1,031,430
Rochester Institute of Technology, 5.00%, 7/01/34	750	777,855
Rochester Institute of Technology, 5.00%, 7/01/38	310	313,853
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,476,118
Skidmore College, Series A, 5.25%, 7/01/29	135	144,040
St. John’s University, Series A, 5.00%, 7/01/27	450	476,834
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,267,565
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,233,731
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	920,588
Teachers College, 5.50%, 3/01/39	850	883,184
		37,349,705
Health — 17.8%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,034,560
City of New York New York Industrial Development Agency, RB:
PSCH, Inc. Project, 6.38%, 7/01/33	2,555	2,431,261
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	485	479,811
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	1,765	1,746,114
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program:
Series A-1 (ACA), 4.38%, 7/01/20	1,000	867,810
Series A-1 (ACA), 4.50%, 7/01/30	210	152,998
Series C-1 (ACA), 5.10%, 7/01/31	525	425,927
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	314,730
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	245	245,338
Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A (concluded):
6.00%, 2/01/28	$185	$185,052
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	468,945
5.00%, 12/01/32	1,080	959,893
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	645	511,446
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,120,297
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	487,683
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	350	287,833
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	797,072
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1:
6.50%, 7/01/17	115	113,770
(ACA), 4.90%, 7/01/21	330	300,970
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	311,282
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,075	3,122,601
Series B, 6.00%, 11/01/30	375	406,601
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	306,891
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	634,153
5.00%, 1/01/28	930	924,448
5.00%, 1/01/34	875	844,961
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project:
4.50%, 7/01/32	3,225	2,654,304
5.00%, 7/01/42	540	448,832
State of New York Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,075	1,117,849
Healthcare, Series A, 5.00%, 3/15/38	250	259,843
Hudson Valley Hospital (BHAC) (FSA), 5.00%, 8/15/36	750	761,175
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/41	1,000	1,021,150
Mental Health Services (AGM), 5.00%, 2/15/22	1,000	1,128,970
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	734,671
New York University Hospitals Center, Series A, 5.75%, 7/01/31	1,055	1,123,111
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	541,538
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,675	1,732,653
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	1,725	1,811,940

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	37

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	$230	$200,583
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	295,580
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,735,945
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,508,115
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,528,900
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,043,510
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	509,460
		40,640,576
Housing — 3.8%
City of New York New York Housing Development Corp., RB, M/F Housing, Series C, AMT, 5.05%, 11/01/36	1,220	1,223,087
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	572,651
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,637,605
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,000,980
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	875,490
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	1,960,640
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	617,787
Watergate II, 4.75%, 2/15/34	580	566,741
State of New York Mortgage Agency, Refunding RB, 133rd Series, AMT, 4.95%, 10/01/21	235	237,961
		8,692,942
State — 5.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2013, Series S-1, 4.00%, 7/15/42	1,000	880,600
State of New York, GO, Series A, 5.00%, 2/15/39	750	795,532
State of New York Dormitory Authority, RB, General Purpose, Series E, 5.00%, 2/15/29	1,715	1,842,699
State of New York Dormitory Authority, Refunding RB, General Purpose, Series D, 5.00%, 2/15/33	750	787,733
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,063,910
State of New York Urban Development Corp., RB, Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,677,830
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,685	1,937,480
University Facilities Grants, 5.50%, 1/01/19	3,500	4,049,255
		13,035,039
Transportation — 10.4%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	500	543,520
Series C, 6.50%, 11/15/28	1,760	2,036,795
Series H, 5.00%, 11/15/25	1,000	1,080,340
Series H, 5.00%, 11/15/30	400	416,556
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB:
Series D, 4.00%, 11/15/32	$750	$684,998
Series F, 5.00%, 11/15/30	2,890	3,009,617
Series F (AGM), 4.00%, 11/15/30	1,985	1,946,689
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC:
Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,675,046
Series 8, 6.00%, 12/01/42	2,000	2,121,640
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 3.50%, 7/15/37	2,000	1,535,100
177th Series, 4.00%, 1/15/43	5,000	4,151,550
178th Series, 5.00%, 12/01/43	285	284,550
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	920	941,307
5.00%, 1/01/42	280	283,128
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	2,480	976,376
General, CAB, Series B, 0.00%, 11/15/32 (b)	1,520	616,877
Sub-Series A, 5.00%, 11/15/30	500	529,115
		23,833,204
Utilities — 6.6%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,042,960
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	552,050
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	800	848,616
Series HH, 5.00%, 6/15/32	950	1,008,188
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	500	507,630
Series C (CIFG), 5.25%, 9/01/29	3,000	3,167,640
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/24	875	951,781
6.00%, 5/01/33	2,450	2,744,686
5.75%, 4/01/39	300	321,261
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	1,000	1,049,430
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	1,725	1,807,679
		15,001,921
Total Municipal Bonds in New York		207,051,449

Puerto Rico — 0.5%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,195	1,183,002
State — 0.0%
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.25%, 7/01/14 (d)	55	56,368
Total Municipal Bonds in Puerto Rico		1,239,370
Total Municipal Bonds — 91.2%		208,290,819

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York — 13.4%
County/City/Special District/School District — 2.6%
City of New York New York, GO, Series J, 5.00%, 5/15/23	$1,800	$1,824,750
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,717,122
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	2,250	2,389,077
		5,930,949
Education — 0.6%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.25%, 7/01/29	1,350	1,445,648
State — 1.0%
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	2,100	2,233,155
Transportation — 4.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	6,703,554
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, AMT, 5.00%, 10/15/26	1,500	1,598,310
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,660,355
		9,962,219
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Utilities — 4.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	$2,790	$2,960,887
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	3,835,065
Series A, 4.75%, 6/15/30	4,000	4,134,160
		10,930,112
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.4%		30,502,083
Total Long-Term Investments (Cost — $239,087,212) — 104.6%		238,792,902

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	6,109,838	6,109,838
Total Short-Term Securities (Cost — $6,109,838) — 2.7%		6,109,838
Total Investments (Cost — $245,197,050) — 107.3%		244,902,740
Other Assets Less Liabilities — 0.6%		1,344,903
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.9%)		(17,990,815)
Net Assets — 100.0%		$228,256,828

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)
Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire on February 15, 2019 is $1,191,304.

(g)
Investments in issuers considered to be an affiliate of the Fund during the six months ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BIF New York Municipal Money Fund	4,783,356	1,326,482	6,109,838	—

(h)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	39

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$238,792,902	—	$238,792,902
Short-Term Securities	$6,109,838	—	—	6,109,838
Total	$6,109,838	$238,792,902	—	$244,902,740
[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2013, TOB trust certificates of $(17,985,577) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended December 31, 2013.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Statements of Assets and Liabilities
December 31, 2013 (Unaudited)	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund	BlackRock New York Municipal Bond Fund

Assets
Investments at value — unaffiliated[1]	$298,630,991	$4,707,511,850	$879,950,422	$238,792,902
Investments at value — affiliated[2]	3,553,160	4,956,194	2,513,861	6,109,838
Cash pledged for financial futures contracts	160,000	—	—	—
Interest receivable	4,248,628	68,350,212	10,518,124	3,573,264
Investments sold receivable	115,000	45,025,000	—	150,000
Capital shares sold receivable	4,766,143	19,948,859	7,589,367	311,074
Variation margin receivable on financial futures contracts	15,468	—	—	—
Dividends receivable	—	12,729	—	—
Prepaid expenses	44,252	184,259	81,236	40,907
Total assets	311,533,642	4,845,989,103	900,653,010	248,977,985

Liabilities
Capital shares redeemed payable	12,025,945	29,569,064	3,730,955	1,970,362
Income dividends payable	641,391	6,750,960	205,028	525,978
Investment advisory fees payable	129,451	1,557,094	250,893	108,481
Investments purchased payable	1,469,110	—	—	—
Service and distribution fees payable	55,027	745,725	74,985	43,534
Interest expense and fees payable	59,758	148,401	—	5,238
Officer’s and Directors’ fees payable	10,664	31,056	12,040	9,596
Other affiliates payable	862	15,437	3,810	893
Other accrued expenses payable	91,627	1,059,875	162,710	71,498
Total accrued liabilities	14,483,835	39,877,612	4,440,421	2,735,580

Other Liabilities
TOB trust certificates	37,453,486	458,259,484	—	17,985,577
Total liabilities	51,937,321	498,137,096	4,440,421	20,721,157
Net Assets	$259,596,321	$4,347,852,007	$896,212,589	$228,256,828

Net Assets Consist of
Paid-in capital	$289,896,507	$4,331,202,455	$896,995,364	$237,869,298
Undistributed net investment income	554,649	1,622,236	493,187	473,478
Accumulated net realized loss	(19,202,588)	(123,135,818)	(5,596,880)	(9,791,638)
Net unrealized appreciation/depreciation	(11,652,247)	138,163,134	4,320,918	(294,310)
Net Assets	$259,596,321	$4,347,852,007	$896,212,589	$228,256,828

[1] Investments at cost — unaffiliated	$310,466,863	$4,569,151,496	$875,629,504	$239,087,212
[2] Investments at cost — affiliated	$3,553,160	$5,153,414	$2,513,861	$6,109,838
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	41

Statements of Assets and Liabilities (concluded)
December 31, 2013 (Unaudited)	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund	BlackRock New York Municipal Bond Fund

Net Asset Value
BlackRock:
Net assets	—	$363,321,486	$8,819,486	—
Shares outstanding, $0.10 par value	—	35,121,295	869,297	—
Net asset value	—	$10.34	$10.15	—
Shares authorized		375 Million	150 Million
Institutional:
Net assets	$130,499,029	$1,803,813,368	$648,029,797	$30,185,085
Shares outstanding, $0.10 par value	15,571,422	174,372,220	63,856,043	2,977,897
Net asset value	$8.38	$10.34	$10.15	$10.14
Shares authorized	100 Million	375 Million	150 Million	Unlimited
Service:
Net assets	—	$933,767	—	—
Shares outstanding, $0.10 par value	—	90,373	—	—
Net asset value	—	$10.33	—	—
Shares authorized		375 Million
Investor A:
Net assets	$92,195,979	$1,717,754,876	$154,536,069	$40,528,965
Shares outstanding, $0.10 par value	11,024,871	165,968,903	15,219,544	3,995,086
Net asset value	$8.36	$10.35	$10.15	$10.14
Shares authorized	100 Million	375 Million	150 Million	Unlimited
Investor A1:
Net assets	—	—	$39,648,104	$126,917,873
Shares outstanding, $0.10 par value	—	—	3,903,691	12,512,147
Net asset value	—	—	$10.16	$10.14
Shares authorized			150 Million	Unlimited
Investor B:
Net assets	—	$6,314,687	—	—
Shares outstanding, $0.10 par value	—	610,711	—	—
Net asset value	—	$10.34	—	—
Shares authorized		375 Million
Investor C:
Net assets	$36,901,313	$384,412,238	$45,179,133	$22,012,011
Shares outstanding, $0.10 par value	4,401,817	37,139,413	4,479,852	2,170,945
Net asset value	$8.38	$10.35	$10.08	$10.14
Shares authorized	100 Million	375 Million	150 Million	Unlimited
Investor C1:
Net assets	—	$71,301,585	—	$8,612,893
Shares outstanding, $0.10 par value	—	6,891,631	—	849,215
Net asset value	—	$10.35	—	$10.14
Shares authorized		375 Million		Unlimited

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Statements of Operations
Six Months Ended December 31, 2013 (Unaudited)	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund	BlackRock New York Municipal Bond Fund

Investment Income
Interest	$9,359,820	$105,282,238	$4,035,607	$6,108,470
Income — affiliated	546	7,345	3,255	—
Dividends	—	86,732	—	—
Total income	9,360,366	105,376,315	4,038,862	6,108,470

Expenses
Investment advisory	826,659	10,684,914	1,418,986	668,609
Service — Service	—	1,228	—	—
Service — Investor A	130,621	2,065,908	206,250	56,359
Service — Investor A1	—	—	21,321	66,175
Service and distribution — Investor B	—	30,728	—	—
Service and distribution — Investor C	215,573	2,120,243	240,359	118,910
Service and distribution — Investor C1	—	307,293	—	27,777
Transfer agent — BlackRock	—	77,753	137	—
Transfer agent — Institutional	42,784	1,157,845	369,700	8,639
Transfer agent — Service	—	710	—	—
Transfer agent — Investor A	26,918	903,474	26,853	13,573
Transfer agent — Investor A1	—	—	11,610	36,376
Transfer agent — Investor B	—	5,464	—	—
Transfer agent — Investor C	14,522	123,102	16,375	7,135
Transfer agent — Investor C1	—	22,485	—	1,866
Accounting services	28,026	383,532	74,700	19,596
Registration	42,992	142,785	56,530	35,013
Professional	31,751	96,377	35,168	46,651
Custodian	14,531	100,185	25,989	9,770
Officer and Directors	11,307	45,432	14,546	10,638
Printing	6,592	48,655	11,000	11,263
Miscellaneous	46,882	93,119	35,382	39,488
Total expenses excluding interest expense and fees	1,439,158	18,411,232	2,564,906	1,177,838
Interest expense and fees[1]	142,843	1,477,402	—	65,497
Total expenses	1,582,001	19,888,634	2,564,906	1,243,335
Less fees waived by Manager	(398)	(1,271,939)	(2,553)	(2,011)
Less transfer agent fees reimbursed — class specific	—	(1,014,834)	(340,999)	—
Less fees paid indirectly	—	(182)	(13)	—
Total expenses after fees waived and/or reimbursed and paid indirectly	1,581,603	17,601,679	2,221,341	1,241,324
Net investment income	7,778,763	87,774,636	1,817,521	4,867,146

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(9,392,771)	(39,899,564)	88,599	(5,394,705)
Financial futures contracts	78,921	—	—	193,456
	(9,313,850)	(39,899,564)	88,599	(5,201,249)
Net change in unrealized appreciation/depreciation on:
Investments	(9,153,967)	(57,576,124)	2,425,809	(2,840,329)
Financial futures contracts	183,625	—	—	—
	(8,970,342)	(57,576,124)	2,425,809	(2,840,329)
Total realized and unrealized gain (loss)	(18,284,192)	(97,475,688)	2,514,408	(8,041,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,505,429)	$(9,701,052)	$4,331,929	$(3,174,432)
[1]	Related to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	43

Statements of Changes in Net Assets	BlackRock High Yield Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income	$7,778,763	$16,159,940
Net realized gain (loss)	(9,313,850)	2,760,430
Net change in unrealized appreciation/depreciation	(8,970,342)	(22,192,199)
Net decrease in net assets resulting from operations	(10,505,429)	(3,271,829)

Dividends to Shareholders From
Net investment income:
Institutional	(4,196,857)	(9,456,574)[1]
Investor A	(2,718,609)	(4,737,961)[1]
Investor C	(954,040)	(1,764,364)[1]
Decrease in net assets resulting from dividends to shareholders	(7,869,506)	(15,958,899)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(75,785,272)	75,265,351

Net Assets
Total increase (decrease) in net assets	(94,160,207)	56,034,623
Beginning of period	353,756,528	297,721,905
End of period	$259,596,321	$353,756,528
Undistributed net investment income, end of period	$554,649	$645,392
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Statements of Changes in Net Assets	BlackRock National Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income	$87,774,636	$179,028,627
Net realized gain (loss)	(39,899,564)	23,008,228
Net change in unrealized appreciation/depreciation	(57,576,124)	(200,850,559)
Net increase (decrease) in net assets resulting from operations	(9,701,052)	1,186,296

Dividends to Shareholders From
Net investment income:
BlackRock	(7,995,140)	(16,478,501)[1]
Institutional	(39,256,071)	(78,063,161)[1]
Service	(18,588)	(39,886)[1]
Investor A	(32,305,623)	(69,214,785)[1]
Investor B	(140,113)	(548,282)[1]
Investor B1	—	(10,852)[1]
Investor C	(6,701,260)	(14,114,377)[1]
Investor C1	(1,286,573)	(2,782,477)[1]
Decrease in net assets resulting from dividends to shareholders	(87,703,368)	(181,252,321)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(353,208,164)	194,432,549

Net Assets
Total increase (decrease) in net assets	(450,612,584)	14,366,524
Beginning of period	4,798,464,591	4,784,098,067
End of period	$4,347,852,007	$4,798,464,591
Undistributed net investment income, end of period	$1,622,236	$1,550,968
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	45

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income	$1,817,521	$6,284,890
Net realized gain	88,599	1,211,638
Net change in unrealized appreciation/depreciation	2,425,809	(7,023,918)
Net increase in net assets resulting from operations	4,331,929	472,610

Dividends to Shareholders From
Net investment income:
BlackRock	(23,959)	(244,479)[1]
Institutional	(1,506,145)	(4,013,703)[1]
Investor A	(201,507)	(787,761)[1]
Investor A1	(84,320)	(263,300)[1]
Investor B	—	(3,735)[1]
Decrease in net assets resulting from dividends to shareholders	(1,815,931)	(5,312,978)[1]

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	87,152,763	(220,043,973)

Net Assets
Total increase (decrease) in net assets	89,668,761	(224,884,341)
Beginning of period	806,543,828	1,031,428,169
End of period	$896,212,589	$806,543,828
Undistributed net investment income, end of period	$493,187	$491,597
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Statements of Changes in Net Assets	BlackRock New York Municipal Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income	$4,867,146	$10,900,511
Net realized gain (loss)	(5,201,249)	1,478,284
Net change in unrealized appreciation/depreciation	(2,840,329)	(16,234,658)
Net decrease in net assets resulting from operations	(3,174,432)	(3,855,863)

Dividends to Shareholders From
Net investment income:
Institutional	(685,953)	(1,454,595)[1]
Investor A	(903,072)	(1,948,790)[1]
Investor A1	(2,752,280)	(6,096,687)[1]
Investor B	—	(79,619)[1]
Investor C	(387,131)	(886,250)[1]
Investor C1	(170,000)	(379,979)[1]
Decrease in net assets resulting from dividends to shareholders	(4,898,436)	(10,845,920)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(25,508,139)	7,152,215

Net Assets
Total decrease in net assets	(33,581,007)	(7,549,568)
Beginning of period	261,837,835	269,387,403
End of period	$228,256,828	$261,837,835
Undistributed net investment income, end of period	$473,478	$504,768
[1]	Determined in accordance to income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	47

Statement of Cash Flows
Six Months Ended December 31, 2013 (Unaudited)	BlackRock High Yield Municipal Fund

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(10,505,429)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in interest receivable	1,256,632
Decrease in prepaid expenses	4,959
Decrease in other affiliates payable	(1,779)
Decrease in investment advisory fees payable	(38,637)
Increase in interest expense and fees payable	41,060
Decrease in other accrued expenses payable	(25,153)
Decrease in service and distribution fees payable	(12,750)
Increase in Officer’s and Directors’ fees payable	1,290
Increase in cash pledged for financial futures contracts	(160,000)
Increase in variation margin receivable on other derivative contracts	(15,468)
Net realized and unrealized loss on investments	18,546,738
Amortization of premium and accretion of discount on investments	(121,668)
Proceeds from sales and paydowns of long-term investments	123,423,554
Purchases of long-term investments	(48,987,863)
Net proceeds from sales of short-term securities	(737,076)
Cash provided by operating activities	82,668,410

Cash Used for Financing Activities
Proceeds from issuance of capital shares	96,785,045
Payments on redemption of capital shares	(166,850,817)
Proceeds from TOB trust certificates	1,458,895
Payments for TOB trust certificates	(10,422,663)
Cash dividends paid to shareholders	(3,638,870)
Cash used for financing activities	(82,668,410)

Cash
Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	—

Cash Flow Information
Cash paid during the period for interest	$101,783

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to shareholders	$4,409,087

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights	BlackRock High Yield Municipal Fund

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$8.86		$9.26	$8.35	$8.47	$7.29	$8.68
Net investment income[1]	0.23		0.44	0.46	0.46	0.46	0.48
Net realized and unrealized gain (loss)	(0.48)		(0.40)	0.90	(0.13)	1.18	(1.40)
Net increase (decrease) from investment operations	(0.25)		0.04	1.36	0.33	1.64	(0.92)
Dividends from net investment income	(0.23)		(0.44)[2]	(0.45)[2]	(0.45)[2]	(0.46)[2]	(0.47)[2]
Net asset value, end of period	$8.38		$8.86	$9.26	$8.35	$8.47	$7.29

Total Investment Return[3]
Based on net asset value	(2.79)%	[4]	0.17%	16.72%	4.14%	22.88%	(10.40)%

Ratios to Average Net Assets
Total expenses	0.82%	[5]	0.76%	0.79%	0.78%	0.83%	0.93%
Total expenses after fees waived	0.81%	[5]	0.76%	0.79%	0.78%	0.83%	0.92%
Total expenses after fees waived and excluding interest expense and fees[6]	0.72%	[5]	0.66%	0.70%	0.72%	0.79%	0.89%
Net investment income	5.36%	[5]	4.63%	5.18%	5.49%	5.63%	6.52%

Supplemental Data
Net assets, end of period (000)	$130,499		$198,416	$176,895	$111,669	$94,146	$45,997
Portfolio turnover	13%		21%	17%	31%	32%	39%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	49

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$8.84		$9.24	$8.33	$8.46	$7.28	$8.67
Net investment income[1]	0.22		0.42	0.43	0.43	0.43	0.44
Net realized and unrealized gain (loss)	(0.48)		(0.41)	0.91	(0.13)	1.18	(1.39)
Net increase (decrease) from investment operations	(0.26)		0.01	1.34	0.30	1.61	(0.95)
Dividends from net investment income	(0.22)		(0.41)[2]	(0.43)[2]	(0.43)[2]	(0.43)[2]	(0.44)[2]
Net asset value, end of period	$8.36		$8.84	$9.24	$8.33	$8.46	$7.28

Total Investment Return[3]
Based on net asset value	(2.92)%	[4]	(0.09)%	16.44%	3.73%	22.58%	(10.67)%

Ratios to Average Net Assets
Total expenses	1.06%	[5]	1.01%	1.06%	1.05%	1.09%	1.18%
Total expenses after fees waived	1.06%	[5]	1.01%	1.06%	1.05%	1.09%	1.17%
Total expenses after fees waived and excluding interest expense and fees[6]	0.97%	[5]	0.91%	0.97%	0.99%	1.05%	1.14%
Net investment income	5.12%	[5]	4.38%	4.85%	5.21%	5.33%	6.13%

Supplemental Data
Net assets, end of period (000)	$92,196		$104,693	$83,840	$27,993	$25,105	$4,798
Portfolio turnover	13%		21%	17%	31%	32%	39%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (concluded)	BlackRock High Yield Municipal Fund

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$8.87		$9.27	$8.35	$8.47	$7.29	$8.68
Net investment income[1]	0.19		0.34	0.36	0.37	0.37	0.41
Net realized and unrealized gain (loss)	(0.49)		(0.40)	0.92	(0.12)	1.18	(1.41)
Net increase (decrease) from investment operations	(0.30)		(0.06)	1.28	0.25	1.55	(1.00)
Dividends from net investment income	(0.19)		(0.34)[2]	(0.36)[2]	(0.37)[2]	(0.37)[2]	(0.39)[2]
Net asset value, end of period	$8.38		$8.87	$9.27	$8.35	$8.47	$7.29

Total Investment Return[3]
Based on net asset value	(3.39)%	[4]	(0.84)%	15.65%	3.07%	21.61%	(11.33)%

Ratios to Average Net Assets
Total expenses	1.82%	[5]	1.78%	1.82%	1.82%	1.88%	1.97%
Total expenses after fees waived	1.82%	[5]	1.78%	1.82%	1.82%	1.88%	1.97%
Total expenses after fees waived and excluding interest expense and fees[6]	1.73%	[5]	1.68%	1.73%	1.77%	1.84%	1.94%
Net investment income	4.35%	[5]	3.62%	4.12%	4.45%	4.58%	5.59%

Supplemental Data
Net assets, end of period (000)	$36,901		$50,647	$36,987	$17,945	$14,560	$5,389
Portfolio turnover	13%		21%	17%	31%	32%	39%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	51

Financial Highlights	BlackRock National Municipal Fund

	BlackRock
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013	July 18, 2011[1] to June 30, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.91	$10.11
Net investment income[2]	0.22		0.41	0.45
Net realized and unrealized gain (loss)	(0.22)		(0.34)	0.79
Net increase from investment operations	0.00		0.07	1.24
Dividends and distributions from net investment income	(0.22)		(0.42)[3]	(0.44)[3]
Net asset value, end of period	$10.34		$10.56	$10.91

Total Investment Return[4]
Based on net asset value	(0.01)%	[5]	0.47%	12.48%	[5]

Ratios to Average Net Assets
Total expenses	0.62%	[6]	0.61%	0.62%	[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.53%	[6]	0.52%	0.54%	[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[7]	0.46%	[6]	0.46%	0.46%	[6]
Net investment income	4.18%	[6]	3.69%	4.41%	[6]

Supplemental Data
Net assets, end of period (000)	$363,321		$401,538	$446,620
Portfolio turnover	15%		37%	39%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock National Municipal Fund

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.91	$10.05	$10.19	$9.61	$9.95
Net investment income[1]	0.21		0.40	0.46	0.49	0.48	0.48
Net realized and unrealized gain (loss)	(0.22)		(0.35)	0.85	(0.14)	0.57	(0.35)
Net increase (decrease) from investment operations	(0.01)		0.05	1.31	0.35	1.05	0.13
Dividends from net investment income	(0.21)		(0.40)[2]	(0.45)[2]	(0.49)[2]	(0.47)[2]	(0.47)[2]
Net asset value, end of period	$10.34		$10.56	$10.91	$10.05	$10.19	$9.61

Total Investment Return[3]
Based on net asset value	(0.07)%	[4]	0.37%	13.28%	3.49%	11.16%	1.56%

Ratios to Average Net Assets
Total expenses	0.70%	[5]	0.68%	0.69%	0.69%	0.62%	0.67%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.65%	[5]	0.62%	0.65%	0.69%	0.62%	0.65%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.58%	[5]	0.56%	0.57%	0.60%	0.59%	0.60%
Net investment income	4.05%	[5]	3.59%	4.31%	4.83%	4.76%	5.10%

Supplemental Data
Net assets, end of period (000)	$1,803,813		$2,029,739	$2,037,090	$1,207,501	$1,103,381	$934,807
Portfolio turnover	15%		37%	39%	51%	70%	65%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	53

Financial Highlights (continued)	BlackRock National Municipal Fund

	Service
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013	July 18, 2011[1] to June 30, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.55		$10.90	$10.11
Net investment income[2]	0.23		0.38	0.42
Net realized and unrealized gain (loss)	(0.25)		(0.37)	0.77
Net increase (decrease) from investment operations	(0.02)		0.01	1.19
Dividends from net investment income	(0.20)		(0.36)[3]	(0.40)[3]
Net asset value, end of period	$10.33		$10.55	$10.90

Total Investment Return[4]
Based on net asset value	(0.21)%	[5]	(0.05)%	11.97%	[5]

Ratios to Average Net Assets
Total expenses	0.98%	[6]	1.09%	0.91%	[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.92%	[6]	1.04%	0.86%	[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[7]	0.85%	[6]	0.97%	0.78%	[6]
Net investment income	4.38%	[6]	3.42%	4.11%	[6]

Supplemental Data
Net assets, end of period (000)	$934		$1,171	$1,214
Portfolio turnover	15%		37%	39%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.57		$10.92	$10.06	$10.19	$9.62	$9.96
Net investment income[1]	0.20		0.38	0.44	0.46	0.45	0.46
Net realized and unrealized gain (loss)	(0.22)		(0.34)	0.85	(0.13)	0.57	(0.35)
Net increase (decrease) from investment operations	(0.02)		0.04	1.29	0.33	1.02	0.11
Dividends from net investment income	(0.20)		(0.39)[2]	(0.43)[2]	(0.46)[2]	(0.45)[2]	(0.45)[2]
Net asset value, end of period	$10.35		$10.57	$10.92	$10.06	$10.19	$9.62

Total Investment Return[3]
Based on net asset value	(0.14)%	[4]	0.21%	13.10%	3.36%	10.77%	1.32%

Ratios to Average Net Assets
Total expenses	0.94%	[5]	0.92%	0.91%	0.92%	0.87%	0.91%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.79%	[5]	0.78%	0.80%	0.92%	0.87%	0.90%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.72%	[5]	0.72%	0.72%	0.83%	0.84%	0.84%
Net investment income	3.91%	[5]	3.42%	4.15%	4.60%	4.52%	4.87%

Supplemental Data
Net assets, end of period (000)	$1,717,755		$1,791,782	$1,688,258	$855,849	$820,009	$635,090
Portfolio turnover	15%		37%	39%	51%	70%	65%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	55

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor B
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.91	$10.05	$10.18	$9.61	$9.95
Net investment income[1]	0.18		0.33	0.39	0.41	0.40	0.41
Net realized and unrealized gain (loss)	(0.22)		(0.35)	0.85	(0.12)	0.57	(0.35)
Net increase (decrease) from investment operations	(0.04)		(0.02)	1.24	0.29	0.97	0.06
Dividends from net investment income	(0.18)		(0.33)[2]	(0.38)[2]	(0.42)[2]	(0.40)[2]	(0.40)[2]
Net asset value, end of period	$10.34		$10.56	$10.91	$10.05	$10.18	$9.61

Total Investment Return[3]
Based on net asset value	(0.39)%	[4]	(0.30)%	12.56%	2.89%	10.21%	0.79%

Ratios to Average Net Assets
Total expenses	1.46%	[5]	1.41%	1.44%	1.44%	1.39%	1.43%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.30%	[5]	1.29%	1.30%	1.38%	1.38%	1.41%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.23%	[5]	1.23%	1.22%	1.30%	1.36%	1.36%
Net investment income	3.46%	[5]	2.96%	3.69%	4.10%	3.99%	4.35%

Supplemental Data
Net assets, end of period (000)	$6,315		$10,260	$27,169	$30,346	$46,152	$58,079
Portfolio turnover	15%		37%	39%	51%	70%	65%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock National Municipal Fund

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.57		$10.92	$10.06	$10.19	$9.62	$9.96
Net investment income[1]	0.17		0.30	0.36	0.39	0.38	0.39
Net realized and unrealized gain (loss)	(0.22)		(0.35)	0.86	(0.13)	0.57	(0.35)
Net increase (decrease) from investment operations	(0.05)		(0.05)	1.22	0.26	0.95	0.04
Dividends from net investment income	(0.17)		(0.30)[2]	(0.36)[2]	(0.39)[2]	(0.38)[2]	(0.38)[2]
Net asset value, end of period	$10.35		$10.57	$10.92	$10.06	$10.19	$9.62

Total Investment Return[3]
Based on net asset value	(0.51)%	[4]	(0.53)%	12.26%	2.60%	9.95%	0.56%

Ratios to Average Net Assets
Total expenses	1.64%	[5]	1.62%	1.64%	1.66%	1.61%	1.66%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.54%	[5]	1.53%	1.55%	1.66%	1.61%	1.65%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.47%	[5]	1.47%	1.47%	1.58%	1.58%	1.59%
Net investment income	3.16%	[5]	2.67%	3.40%	3.85%	3.77%	4.12%

Supplemental Data
Net assets, end of period (000)	$384,412		$480,207	$483,092	$281,024	$292,132	$195,475
Portfolio turnover	15%		37%	39%	51%	70%	65%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	57

Financial Highlights (concluded)	BlackRock National Municipal Fund

	Investor C1
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.91	$10.06	$10.19	$9.61	$9.95
Net investment income[1]	0.18		0.32	0.38	0.41	0.40	0.41
Net realized and unrealized gain (loss)	(0.22)		(0.35)	0.85	(0.13)	0.57	(0.35)
Net increase (decrease) from investment operations	(0.04)		(0.03)	1.23	0.28	0.97	0.06
Dividends from net investment income	(0.17)		(0.32)[2]	(0.38)[2]	(0.41)[2]	(0.39)[2]	(0.40)[2]
Net asset value, end of period	$10.35		$10.56	$10.91	$10.06	$10.19	$9.61

Total Investment Return[3]
Based on net asset value	(0.32)%	[4]	(0.35)%	12.37%	2.80%	10.28%	0.76%

Ratios to Average Net Assets
Total expenses	1.44%	[5]	1.42%	1.44%	1.47%	1.42%	1.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.35%	[5]	1.34%	1.36%	1.46%	1.42%	1.44%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.28%	[5]	1.28%	1.28%	1.38%	1.39%	1.39%
Net investment income	3.36%	[5]	2.88%	3.60%	4.04%	3.96%	4.32%

Supplemental Data
Net assets, end of period (000)	$71,302		$83,766	$100,161	$73,302	$88,427	$95,790
Portfolio turnover	15%		37%	39%	51%	70%	65%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights	BlackRock Short-Term Municipal Fund

	BlackRock
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.11		$10.18	$10.18	$10.19	$10.14	$9.98
Net investment income[1]	0.01		0.07	0.09	0.12	0.15	0.26
Net realized and unrealized gain (loss)	0.06		(0.07)	0.02	(0.00)[2]	0.06	0.17
Net increase (decrease) from investment operations	0.07		—	0.11	0.12	0.21	0.43
Dividends from net investment income	(0.03)		(0.07)[3]	(0.11)[3]	(0.13)[3]	(0.16)[3]	(0.27)[3]
Net asset value, end of period	$10.15		$10.11	$10.18	$10.18	$10.19	$10.14

Total Investment Return[4]
Based on net asset value	0.66%	[5]	0.00%	1.07%	1.17%	2.04%	4.36%

Ratios to Average Net Assets
Total expenses	0.39%	[6]	0.39%	0.39%	0.40%	0.41%	0.45%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.39%	[6]	0.39%	0.39%	0.39%	0.40%	0.44%
Net investment income	0.17%	[6]	0.79%	0.93%	1.25%	1.42%	2.65%

Supplemental Data
Net assets, end of period (000)	$8,819		$10,372	$63,503	$43,941	$17,244	$2,424
Portfolio turnover	18%		41%	51%	44%	36%	21%
[1]	Based on average shares outstanding.
[2]	Amount is greater than $(0.005) per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	59

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.17	$10.18	$10.18	$10.13	$9.97
Net investment income[1]	0.03		0.07	0.09	0.13	0.15	0.27
Net realized and unrealized gain (loss)	0.03		(0.05)	0.01	(0.00)[2]	0.06	0.17
Net increase (decrease) from investment operations	0.06		0.02	0.10	0.13	0.21	0.44
Dividends from net investment income	(0.03)		(0.07)[3]	(0.11)[3]	(0.13)[3]	(0.16)[3]	(0.28)[3]
Net asset value, end of period	$10.15		$10.12	$10.17	$10.18	$10.18	$10.13

Total Investment Return[4]
Based on net asset value	0.55%	[5]	0.19%	0.96%	1.27%	2.04%	4.45%

Ratios to Average Net Assets
Total expenses	0.51%	[6]	0.51%	0.50%	0.49%	0.48%	0.47%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%	[6]	0.40%	0.40%	0.40%	0.40%	0.35%
Net investment income	0.55%	[6]	0.82%	0.93%	1.26%	1.50%	2.68%

Supplemental Data
Net assets, end of period (000)	$648,030		$529,687	$643,910	$603,837	$628,194	$403,143
Portfolio turnover	18%		41%	51%	44%	36%	21%
[1]	Based on average shares outstanding.
[2]	Amount is greater than $(0.005) per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.18	$10.19		$10.19	$10.13	$9.98
Net investment income[1]	0.01		0.04	0.07		0.10	0.12	0.21
Net realized and unrealized gain (loss)	0.03		(0.06)	0.00	[2]	(0.00)[3]	0.07	0.19
Net increase (decrease) from investment operations	0.04		(0.02)	0.07		0.10	0.19	0.40
Dividends from net investment income	(0.01)		(0.04)[4]	(0.08)[4]		(0.10)[4]	(0.13)[4]	(0.25)[4]
Net asset value, end of period	$10.15		$10.12	$10.18		$10.19	$10.19	$10.13

Total Investment Return[5]
Based on net asset value	0.42%	[6]	(0.18)%	0.69%		0.99%	1.86%	4.08%

Ratios to Average Net Assets
Total expenses	0.67%	[7]	0.68%	0.66%		0.67%	0.68%	0.72%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	[7]	0.68%	0.66%		0.67%	0.67%	0.60%
Net investment income	0.26%	[7]	0.54%	0.67%		1.00%	1.20%	2.26%

Supplemental Data
Net assets, end of period (000)	$154,536		$172,314	$204,729		$221,827	$297,336	$121,355
Portfolio turnover	18%		41%	51%		44%	36%	21%
[1]	Based on average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Amount is greater than $(0.005) per share.
[4]	Determined in accordance with federal income tax regulations.
[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	61

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A1
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.18	$10.19	$10.19	$10.14	$9.98
Net investment income[1]	0.02		0.06	0.08	0.12	0.14	0.27
Net realized and unrealized gain (loss)	0.04		(0.06)	0.01	(0.00)[2]	0.05	0.16
Net increase (decrease) from investment operations	0.06		—	0.09	0.12	0.19	0.43
Dividends from net investment income	(0.02)		(0.06)[3]	(0.10)[3]	(0.12)[3]	(0.14)[3]	(0.27)[3]
Net asset value, end of period	$10.16		$10.12	$10.18	$10.19	$10.19	$10.14

Total Investment Return[4]
Based on net asset value	0.59%	[5]	(0.03)%	0.84%	1.14%	1.91%	4.34%

Ratios to Average Net Assets
Total expenses	0.54%	[6]	0.54%	0.54%	0.54%	0.55%	0.58%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.52%	[6]	0.52%	0.51%	0.52%	0.52%	0.45%
Net investment income	0.42%	[6]	0.78%	0.81%	1.14%	1.41%	2.70%

Supplemental Data
Net assets applicable, end of period (000)	$39,648		$44,139	$48,377	$53,141	$66,404	$78,606
Portfolio turnover	18%		41%	51%	44%	36%	21%
[1]	Based on average shares outstanding.
[2]	Amount is greater than $(0.005) per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (concluded)	BlackRock Short-Term Municipal Fund

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.08		$10.18	$10.18	$10.18	$10.13	$9.97
Net investment income (loss)[1]	(0.03)		(0.04)	(0.01)	0.02	0.05	0.15
Net realized and unrealized gain (loss)	0.03		(0.06)	0.01	(0.00)[2]	0.05	0.19
Net increase (decrease) from investment operations	—		(0.10)	—	0.02	0.10	0.34
Dividends from net investment income	—		—	(0.00)[2,3]	(0.02)[3]	(0.05)[3]	(0.18)[3]
Net asset value, end of period	$10.08		$10.08	$10.18	$10.18	$10.18	$10.13

Total Investment Return[4]
Based on net asset value	0.00%	[5]	(0.98)%	0.01%	0.21%	0.97%	3.41%

Ratios to Average Net Assets
Total expenses	1.46%	[6]	1.46%	1.44%	1.45%	1.46%	1.52%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.46%	[6]	1.46%	1.44%	1.45%	1.45%	1.35%
Net investment income (loss)	(0.57)%		(0.27)%	(0.11)%	0.22%	0.44%	1.56%

Supplemental Data
Net assets, end of period (000)	$45,179		$50,033	$68,693	$86,264	$117,792	$69,632
Portfolio turnover	18%		41%	51%	44%	36%	21%
[1]	Based on average shares outstanding.
[2]	Amount is greater than $(0.005) per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	63

Financial Highlights	BlackRock New York Municipal Bond Fund

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.46		$11.01	$10.36	$10.55	$9.81	$10.38
Net investment income[1]	0.22		0.46	0.47	0.50	0.49	0.48
Net realized and unrealized gain (loss)	(0.32)		(0.55)	0.65	(0.20)	0.74	(0.56)
Net increase (decrease) from investment operations	(0.10)		(0.09)	1.12	0.30	1.23	(0.08)
Dividends from net investment income	(0.22)		(0.46)[2]	(0.47)[2]	(0.49)[2]	(0.49)[2]	(0.49)[2]
Net asset value, end of period	$10.14		$10.46	$11.01	$10.36	$10.55	$9.81

Total Investment Return[3]
Based on net asset value	(0.96)%	[4]	(1.06)%	11.06%	2.97%	12.74%	(0.60)%

Ratios to Average Net Assets
Total expenses	0.80%	[5]	0.77%	0.80%	0.72%	0.76%	0.78%
Total expenses after fees waived and paid indirectly	0.80%	[5]	0.77%	0.80%	0.72%	0.76%	0.77%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.74%	[5]	0.71%	0.76%	0.70%	0.75%	0.76%
Net investment income	4.23%	[5]	4.07%	4.43%	4.78%	4.77%	5.01%

Supplemental Data
Net assets, end of period (000)	$30,185		$34,029	$31,875	$25,864	$23,841	$19,105
Portfolio turnover	9%		24%	19%	17%	19%	30%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.47		$11.02	$10.37	$10.55	$9.82	$10.39
Net investment income[1]	0.20		0.43	0.45	0.47	0.47	0.46
Net realized and unrealized gain (loss)	(0.33)		(0.55)	0.65	(0.19)	0.72	(0.57)
Net increase (decrease) from investment operations	(0.13)		(0.12)	1.10	0.28	1.19	(0.11)
Dividends from net investment income	(0.20)		(0.43)[2]	(0.45)[2]	(0.46)[2]	(0.46)[2]	(0.46)[2]
Net asset value, end of period	$10.14		$10.47	$11.02	$10.37	$10.55	$9.82

Total Investment Return[3]
Based on net asset value	(1.19)%	[4]	(1.30)%	10.77%	2.76%	12.33%	(0.85)%

Ratios to Average Net Assets
Total expenses	1.06%	[5]	1.02%	1.06%	1.02%	1.02%	1.05%
Total expenses after fees waived and paid indirectly	1.05%	[5]	1.02%	1.06%	1.01%	1.02%	1.04%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	1.00%	[5]	0.95%	1.02%	1.00%	1.01%	1.02%
Net investment income	3.97%	[5]	3.82%	4.17%	4.47%	4.50%	4.77%

Supplemental Data
Net assets, end of period (000)	$40,529		$50,220	$43,030	$35,751	$37,736	$20,528
Portfolio turnover	9%		24%	19%	17%	19%	30%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	65

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor A1
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.46		$11.02	$10.37	$10.55	$9.82	$10.39
Net investment income[1]	0.21		0.44	0.47	0.49	0.48	0.48
Net realized and unrealized gain (loss)	(0.32)		(0.56)	0.65	(0.19)	0.73	(0.57)
Net increase (decrease) from investment operations	(0.11)		(0.12)	1.12	0.30	1.21	(0.09)
Dividends from net investment income	(0.21)		(0.44)[2]	(0.47)[2]	(0.48)[2]	(0.48)[2]	(0.48)[2]
Net asset value, end of period	$10.14		$10.46	$11.02	$10.37	$10.55	$9.82

Total Investment Return[3]
Based on net asset value	(1.01)%	[4]	(1.24)%	10.97%	2.95%	12.49%	(0.70)%

Ratios to Average Net Assets
Total expenses	0.90%	[5]	0.87%	0.88%	0.84%	0.88%	0.89%
Total expenses after fees waived and paid indirectly	0.90%	[5]	0.87%	0.88%	0.83%	0.87%	0.88%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.85%	[5]	0.80%	0.84%	0.82%	0.86%	0.87%
Net investment income	4.12%	[5]	3.98%	4.36%	4.66%	4.65%	4.90%

Supplemental Data
Net assets applicable, end of period (000)	$126,918		$140,469	$154,473	$151,327	$162,305	$157,706
Portfolio turnover	9%		24%	19%	17%	19%	30%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.46		$11.01	$10.37	$10.55	$9.81	$10.38
Net investment income[1]	0.17		0.34	0.37	0.39	0.39	0.39
Net realized and unrealized gain (loss)	(0.32)		(0.55)	0.64	(0.18)	0.74	(0.56)
Net increase (decrease) from investment operations	(0.15)		(0.21)	1.01	0.21	1.13	(0.17)
Dividends from net investment income	(0.17)		(0.34)[2]	(0.37)[2]	(0.39)[2]	(0.39)[2]	(0.40)[2]
Net asset value, end of period	$10.14		$10.46	$11.01	$10.37	$10.55	$9.81

Total Investment Return[3]
Based on net asset value	(1.46)%	[4]	(2.04)%	9.89%	2.03%	11.62%	(1.59)%

Ratios to Average Net Assets
Total expenses	1.80%	[5]	1.77%	1.77%	1.73%	1.77%	1.79%
Total expenses after fees waived and paid indirectly	1.80%	[5]	1.77%	1.77%	1.73%	1.76%	1.78%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	1.75%	[5]	1.70%	1.73%	1.72%	1.75%	1.76%
Net investment income	3.23%	[5]	3.07%	3.45%	3.76%	3.76%	4.03%

Supplemental Data
Net assets, end of period (000)	$22,012		$27,082	$25,201	$17,180	$17,597	$12,294
Portfolio turnover	9%		24%	19%	17%	19%	30%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	67

Financial Highlights (concluded)	BlackRock New York Municipal Bond Fund

	Investor C1
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.46		$11.02	$10.37	$10.55	$9.81	$10.39
Net investment income[1]	0.19		0.39	0.42	0.43	0.43	0.43
Net realized and unrealized gain (loss)	(0.32)		(0.56)	0.64	(0.18)	0.74	(0.58)
Net increase (decrease) from investment operations	(0.13)		(0.17)	1.06	0.25	1.17	(0.15)
Dividends from net investment income	(0.19)		(0.39)[2]	(0.41)[2]	(0.43)[2]	(0.43)[2]	(0.43)[2]
Net asset value, end of period	$10.14		$10.46	$11.02	$10.37	$10.55	$9.81

Total Investment Return[3]
Based on net asset value	(1.26)%	[4]	(1.73)%	10.43%	2.44%	12.06%	(1.29)%

Ratios to Average Net Assets
Total expenses	1.39%	[5]	1.36%	1.37%	1.33%	1.37%	1.38%
Total expenses after fees waived and paid indirectly	1.38%	[5]	1.36%	1.37%	1.33%	1.37%	1.37%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	1.33%	[5]	1.29%	1.33%	1.32%	1.36%	1.36%
Net investment income	3.64%	[5]	3.49%	3.86%	4.16%	4.16%	4.41%

Supplemental Data
Net assets, end of period (000)	$8,613		$10,038	$11,093	$10,694	$12,391	$12,491
Portfolio turnover	9%		24%	19%	17%	19%	30%
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock High Yield Municipal Fund (“High Yield Municipal”), BlackRock National Municipal Fund (“National Municipal”) and BlackRock Short-Term Municipal Fund (“Short-Term Municipal”) of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) and BlackRock New York Municipal Bond Fund (“New York Municipal”) of BlackRock Multi-State Municipal Series Trust (the “Trust”) collectively, the “Funds” or individually as the (“Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to throughout this report as the “Board of Directors” or the “Board”. Each Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with an initial sales charge but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor A1, Investor B Investor C1 Shares are only available through dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of the Funds. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach, generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., TOBs, financial futures contracts,) that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	69

Notes to Financial Statements (continued)

under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended June 30, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to each Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a fund, or an agent on behalf of a fund, transfers municipal bonds into a trust (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation.

The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended December 31, 2013, no TOBs in which the Funds participated were terminated without the consent of the Funds.

70	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

The cash received by the TOB from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Fund. The Fund typically invests the cash received in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB Trust is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statement of Assets and Liabilities. The carrying amount of the Funds’ payable to the holder of the TOB Trust Certificates, as reported in Statement of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Funds may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Fund invests in TOBS on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Fund investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB, these losses will be shared ratably, including the maximum potential amounts owed by Funds at December 31, 2013, in proportion to their participation. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by each Fund at December 31, 2013.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At December 31, 2013, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
High Yield Municipal	$60,923,534	$37,453,486	0.06% – 0.30%
National Municipal	$956,202,121	$458,259,484	0.04% – 0.26%
New York Municipal	$30,502,083	$17,985,577	0.05% – 0.13%

For the six months ended December 31, 2013, the Funds’ average TOB Trust Certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
High Yield Municipal	$58,610,594	0.48%
National Municipal	$472,974,016	0.62%
New York Municipal	$19,700,590	0.66%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and if applicable as a receivable or payable for variation margin in the Statement of Assets and Liabilities. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	71

Notes to Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended December 31, 2013
	Net Realized Gain (Loss) From
	High Yield Municipal	New York Municipal
Interest rate contracts:
Financial futures contracts	78,921	193,456

	Net Change in Unrealized Appreciation/Depreciation on
	High Yield Municipal	New York Municipal
Interest rate contracts:
Financial futures contracts	183,625	—

For the six months ended December 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	High Yield Municipal	New York Municipal
Financial futures contracts:
Average number of contracts sold	45	98	[1]
Average notional value of contracts sold	$5,537,109	$12,308,953	[1]
[1]	Average contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Corporation and the Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

High Yield Municipal:

Portion of Average Daily Net Assets	Investment Advisory Fee
First $250 Million	0.550%
$250 - $500 Million	0.525%
Greater than $500 Million	0.500%

National Municipal and Short-Term Municipal:

	Rate of Advisory Fee
Aggregate of Average Daily Net Assets of the Two Combined Funds[1]	National Municipal	Short-Term Municipal
First $250 Million	0.500%	0.400%
$250 Million - $400 Million	0.475%	0.375%
$400 Million - $550 Million	0.475%	0.350%
Greater than $550 Million	0.475%	0.325%
[1]	The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the two combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

New York Municipal: 0.55%.

72	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive a portion of its fees payable by New York Municipal, which is included in fees waived by Manager in the Statements of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

Portion of Average Daily Net Assets	Rate
First $500 Million	0.550%
$500 Million - $1 Billion	0.525%
Greater than $1 Billion	0.500%

For National Municipal and Short-Term Municipal, the Manager contractually or voluntarily agreed to waive and/or reimburse fees and expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitations as a percentage of net assets are as follows:

	National Municipal	Short-Term Municipal
	Contractual[1]	Voluntary[2]
BlackRock	0.46%	—
Institutional	—	0.40%
Investor A	0.72%	0.69%
Investor A1	—	0.52%
Investor B	1.23%	—
Investor C	1.47%	1.55%
Investor C1	1.28%	—
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver and/or reimbursement prior to 2014 unless approved by the Board, including a majority of the Independent Directors.
[2]	These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice.

As a result, for National Municipal and Short-Term Municipal, the Manager waived or reimbursed the following amounts which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations:

	National Municipal	Short-Term Municipal
BlackRock	$77,751	—
Institutional	—	$335,943
Service	—	—
Investor A	$819,608	—
Investor A1	—	$5,056
Investor B	$4,530	—
Investor C	$98,422	—
Investor C1	$14,523	—

In addition, the following Fund had a waiver of investment advisory fees that is included in fees waived by Manager in the Statements of Operations. For the six months ended December 31, 2013, the amount was as follows:

Fees Waived by Manager
National Municipal	$1,266,235
Short-Term Municipal	$70

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations.

For the six months ended December 31, 2013, the amounts waived were as follows:

High Yield Municipal	$ 398
National Municipal	$5,704
Short-Term Municipal	$2,483
New York Municipal	$2,011

The Manager, with respect to each Fund, entered into sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended December 31, 2013, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

High Yield Municipal	$ 2,033
National Municipal	$28,405
Short-Term Municipal	$ 4,782
New York Municipal	$ 1,567

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees
	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
Service	—	0.25%	—	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	—	—	0.10%	0.10%
Investor B	—	0.25%	—	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	—	0.25%

	Distribution Fees
	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
Investor B	—	0.50%	—	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	—	0.35%
SEMI-ANNUAL REPORT	DECEMBER 31, 2013	73

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2013, the Funds paid the following to affiliates in return for these services, which is included in transfer agent in the Statements of Operations:

	National Municipal	Short-Term Municipal
BlackRock	$2	—
Institutional	$511,205	$306,959
Service	$84	—
Investor A	$846	—

For the six months ended December 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
Investor A	$7,089	$25,585	$1,579	$3,086

For the six months ended December 31, 2013, affiliates received CDSCs as follows:

	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
Investor A	$28,414	$32,648	$22,015	$16,992
Investor A1	—	—	$63	$45
Investor B	—	$981	—	—
Investor C	$9,936	$58,463	$4,559	$5,263
Investor C1	—	$10	—	—

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Call Center Fees
	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
Blackrock	—	$7,082	$107	—
Institutional	$401	$27,688	$1,712	$184
Service	—	$212	—	—
Investor A	$713	$12,655	$924	$264
Investor A1	—	—	$291	$1,761
Investor B	—	$107	—	—
Investor B1	—	—	—	—
Investor C	$342	$2,441	$292	$107
Investor C1	—	$398	—	$1

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended December 31, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
High Yield Municipal Fund	—	$1,500,000
National Municipal	$26,652,408	—

6. Purchases and Sales:

Purchases and sales of investments excluding short-term securities for the six months ended December 31, 2013 were as follows:

	Purchases	Sales
High Yield Municipal	$47,358,507	$122,867,745
National Municipal.	$698,646,401	$1,034,374,061
Short-Term Municipal	$238,905,476	$147,054,875
New York Municipal	$21,651,141	$49,517,501

7. Income Tax Information:

As of June 30, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires June 30,	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
2014	—	—	$2,375,324	—
2015	—	$244,021	2,987,949	—
2016	—	9,699,108	322,206	—
2017	$2,901,962	29,857,944	—	$2,020,225
2018	4,665,271	41,255,757	—	367,311
2019	1,973,257	—	—	1,028,212
No Expiration Date[1]	—	—	—	715,614
Total	$9,540,490	$81,056,830	$5,685,479	$4,131,362
[1]	Must be utilized prior to losses subject to expiration.
74	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

As of December 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	High Yield Municipal	National Municipal	Short-Term Municipal	New York Municipal
Tax cost	$276,459,417	$4,115,438,147	$878,143,365	$227,498,664

Gross unrealized appreciation	$7,748,033	$189,769,498	$4,386,881	$7,521,486
Gross unrealized depreciation	(19,476,785)	(50,999,085)	(65,963)	(8,102,987)
Net unrealized appreciation (depreciation)	$(11,728,752)	$138,770,413	$4,320,918	$(581,501)

8. Bank Borrowings:

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are parties to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the period ended December 31, 2013.

9. Concentration, Market and Credit Risk:

New York Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or US territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all their obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of December 31, 2013, High Yield Municipal invested a significant portion of its assets in securities in the health sector. National Municipal invested a significant portion of its assets in securities in the utilities, transportation and health sectors. Short-Term Municipal invested a significant portion of its assets in securities in the state and county/city/special district/school district sectors. New York Municipal invested a significant portion of its assets in securities in the county/city/special district/school district sector. Changes in economic conditions affecting the county/city/special district/school district, heath, state, transportation and utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a fund.

On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds, as defined in the rules.” Banking entities subject to the rules are required to fully comply by July 21, 2015. These rules may preclude banking entities and their affiliates from (i) sponsoring TOB trust programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing TOB trust programs. As a result, TOB trusts may need to be

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	75

Notes to Financial Statements (continued)
restructured or unwound. There can be no assurances that TOB trusts can be restructured, that new sponsors of TOB trusts will develop, or that alternative forms of leverage will be available to the Funds. Any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

TOB transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2013		Year Ended June 30, 2013
High Yield Municipal	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,798,148	$49,108,340	15,795,899	$150,323,069
Shares issued in reinvestment of dividends and distributions	183,925	1,551,298	490,657	4,666,141
Shares redeemed	(12,795,727)	(108,621,219)	(12,998,386)	(122,837,828)
Net increase (decrease)	(6,813,654)	$(57,961,581)	3,288,170	$32,151,382

Investor A
Shares sold and automatic conversion of shares	4,966,248	$41,770,684	8,738,716	$83,023,098
Shares issued in reinvestment of dividends and distributions	252,063	2,120,914	385,534	3,655,978
Shares redeemed	(6,030,417)	(50,660,594)	(6,358,703)	(60,124,187)
Net increase (decrease)	(812,106)	$(6,768,996)	2,765,547	$26,554,889

Investor C
Shares sold	616,673	$5,218,320	2,722,012	$25,988,464
Shares issued in reinvestment of dividends and distributions	87,365	736,875	146,154	1,388,850
Shares redeemed	(2,014,450)	(17,009,890)	(1,148,054)	(10,818,234)
Net increase (decrease)	(1,310,412)	$(11,054,695)	1,720,112	$16,559,080
Total Net Increase (Decrease)	(8,936,172)	$(75,785,272)	7,773,829	$75,265,351
76	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)
	Six Months Ended December 31, 2013		Year Ended June 30, 2013
National Municipal	Shares	Amount	Shares	Amount
BlackRock
Shares sold	604,453	$6,318,711	391,024	$4,350,757
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	315,270	3,267,985	551,361	6,104,224
Shares redeemed	(3,821,801)	(39,533,612)	(3,844,844)	(42,409,075)
Net decrease	(2,902,078)	$(29,946,916)	(2,902,459)	$(31,954,094)

Institutional
Shares sold	22,556,978	$233,947,012	56,238,481	$623,949,894
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	2,290,884	23,747,525	4,246,846	47,020,007
Shares redeemed	(42,681,160)	(442,286,265)	(54,948,085)	(607,131,681)
Net increase (decrease)	(17,833,298)	$(184,591,728)	5,537,242	$63,838,220

Service
Shares sold	—	$—	7,662	$85,000
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	1,326	13,733	2,815	31,125
Shares redeemed	(22,012)	(229,703)	(10,786)	(119,689)
Net decrease	(20,686)	$(215,970)	(309)	$(3,564)

Investor A
Shares sold	57,966,238	$600,254,038	79,151,863	$877,448,895
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	2,617,183	27,144,926	5,175,805	57,325,064
Shares redeemed	(64,202,230)	(665,428,429)	(69,365,131)	(755,556,185)
Net increase (decrease)	(3,618,809)	$(38,029,465)	14,962,537	$179,217,774

Investor B
Shares sold	3,600	$37,552	55,105	$614,932
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	8,482	87,866	27,008	299,445
Shares redeemed	(373,342)	(3,865,758)	(1,600,723)	(17,733,335)
Net decrease	(361,260)	$(3,740,340)	(1,518,610)	$(16,818,958)

Investor B1
Shares sold	—	—	2	$69
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	—	—	788	8,768
Shares redeemed	—	—	(46,084)	(505,468)
Net increase decrease	—	—	(45,294)	$(496,631)

Investor C
Shares sold	1,784,708	$18,530,205	10,879,644	$121,026,496
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	501,532	5,201,774	972,415	10,772,870
Shares redeemed	(10,594,106)	(109,684,284)	(10,647,726)	(117,334,901)
Net increase (decrease)	(8,307,866)	$(85,952,305)	1,204,333	$14,464,465

Investor C1
Shares sold	197	$2,032	14,561	$158,757
Shares issued resulting from reorganization	—	—	—	—
Shares issued in reinvestment of dividends	70,109	726,832	142,414	1,577,560
Shares redeemed	(1,109,714)	(11,460,304)	(1,402,854)	(15,550,980)
Net decrease	(1,039,408)	$(10,731,440)	(1,245,879)	$(13,814,663)
Total Net Increase (Decrease)	(34,083,405)	$(353,208,164)	15,991,561	$194,432,549
SEMI-ANNUAL REPORT	DECEMBER 31, 2013	77

Notes to Financial Statements (continued)

	Six Months Ended December 31, 2013		Year Ended June 30, 2013
Short-Term Municipal	Shares	Amount	Shares	Amount
BlackRock
Shares sold	46,798	$475,000	7,645	$77,607
Shares issued in reinvestment of dividends and distributions	2,364	23,972	23,202	236,017
Shares redeemed	(205,461)	(2,079,336)	(5,246,210)	(53,353,458)
Net decrease	(156,299)	$(1,580,364)	(5,215,363)	$(53,039,834)

Institutional
Shares sold	22,855,867	$231,671,197	27,464,544	$279,198,827
Shares issued in reinvestment of dividends and distributions	63,495	644,008	165,309	1,680,727
Shares redeemed	(11,421,309)	(115,783,529)	(38,571,791)	(392,109,644)
Net increase (decrease)	11,498,053	$116,531,676	(10,941,938)	$(111,230,090)

Investor A
Shares sold and automatic conversion of shares	2,858,280	$28,997,164	10,209,777	$103,796,089
Shares issued in reinvestment of dividends and distributions	16,605	168,446	65,474	665,906
Shares redeemed	(4,678,658)	(47,463,138)	(13,366,552)	(135,873,015)
Net decrease	(1,803,773)	$(18,297,528)	(3,091,301)	$(31,411,020)

Investor A1
Shares sold and automatic conversion of shares	9	$90	196,078	$1,994,447
Shares issued in reinvestment of dividends and distributions	4,817	48,894	15,068	153,301
Shares redeemed	(460,593)	(4,674,373)	(603,623)	(6,140,126)
Net decrease	(455,767)	$(4,625,389)	(392,477)	$(3,992,378)

Investor B
Shares sold	—	—	4,377	$44,545
Shares issued in reinvestment of dividends and distributions	—	—	279	2,842
Shares redeemed and automatic conversion of shares	—	—	(222,459)	(2,261,226)
Net decrease	—	—	(217,803)	$(2,213,839)

Investor C
Shares sold	917,077	$9,252,623	1,099,421	$11,154,867
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	(1,400,270)	(14,128,255)	(2,887,370)	(29,311,679)
Net decrease	(483,193)	$(4,875,632)	(1,787,949)	$(18,156,812)
Total Net Increase (Decrease)	8,599,021	$87,152,763	(21,646,831)	$(220,043,973)
78	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (concluded)
	Six Months Ended December 31, 2013		Year Ended June 30, 2013
New York Municipal	Shares	Amount	Shares	Amount
Institutional
Shares sold	608,573	$6,197,454	1,857,251	$20,855,773
Shares issued in reinvestment of dividends and distributions	37,087	376,276	70,930	791,125
Shares redeemed	(922,069)	(9,323,883)	(1,569,156)	(17,412,628)
Net increase (decrease)	(276,409)	$(2,750,153)	359,025	$4,234,270

Investor A
Shares sold and automatic conversion of shares	592,747	$6,019,432	2,080,754	$23,414,475
Shares issued in reinvestment of dividends and distributions	70,975	720,853	141,981	1,579,079
Shares redeemed	(1,467,393)	(14,914,866)	(1,329,305)	(14,618,536)
Net increase (decrease)	(803,671)	$(8,174,581)	893,430	$10,375,018

Investor A1
Shares sold and automatic conversion of shares	9,953	$101,334	307,291	$3,409,457
Shares issued in reinvestment of dividends and distributions	182,479	1,852,945	364,022	4,063,557
Shares redeemed	(1,104,344)	(11,196,713)	(1,268,609)	(14,177,296)
Net decrease	(911,912)	$(9,242,434)	(597,296)	$(6,704,282)

Investor B
Shares sold	—	—	2,046	$22,711
Shares issued in reinvestment of dividends and distributions	—	—	2,919	32,799
Shares redeemed and automatic conversion of shares	—	—	(342,469)	(3,801,231)
Net decrease	—	—	(337,504)	$(3,745,721)

Investor C
Shares sold	227,140	$2,312,958	861,401	$9,692,255
Shares issued in reinvestment of dividends and distributions	27,065	27,4710	58,125	648,277
Shares redeemed and automatic conversion of shares	(672,424)	(6,809,642)	(618,732)	(6,815,429)
Net increase (decrease)	(418,219)	$(4,221,974)	300,794	$3,525,103

Investor C1
Shares sold	—	—	5,216	$57,938
Shares issued in reinvestment of dividends and distributions	10,261	$104,150	20,992	234,282
Shares redeemed and automatic conversion of shares	(120,414)	(1,223,147)	(73,832)	(824,393)
Net decrease	(110,153)	$(1,118,997)	(47,624)	$(532,173)
Total Net Increase (Decrease)	(2,520,364)	$(25,508,139)	570,825	$7,152,215

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	79

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, President1 and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President2 and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and
   Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodians
The Bank of New York Mellon2
New York, NY 10286

State Street Bank and Trust Company1
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For BlackRock Multi-State Municipal Series Trust.
[2]	For BlackRock Municipal Bond Fund, Inc.

80	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	81

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

82	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Focus Growth Fund	BlackRock Long-Horizon Equity Fund
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Dividend Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Basic Value Fund	BlackRock Global Long/Short Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Capital Appreciation Fund	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Commodity Strategies Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Disciplined Small Cap Core Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Real Estate Securities Fund
BlackRock Emerging Markets Fund	BlackRock International Fund	BlackRock Russell 1000T Index Fund
BlackRock Emerging Markets Dividend Fund	BlackRock International Index Fund	BlackRock Science & Technology
BlackRock Emerging Markets Long/Short	BlackRock International Opportunities Portfolio	Opportunities Portfolio
Equity Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Plus Fund	BlackRock Small Cap Growth Fund II
BlackRock Equity Dividend Fund	BlackRock Large Cap Growth Fund	BlackRock Small Cap Index Fund
BlackRock EuroFund	BlackRock Large Cap Value Fund	BlackRock S&P 500 Stock Fund
BlackRock Flexible Equity Fund	BlackRock Latin America Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund	BlackRock Emerging Markets Flexible	BlackRock Secured Credit Portfolio
BlackRock Core Bond Portfolio	Dynamic Bond Portfolio	BlackRock Short Obligations Fund
BlackRock CoreAlpha Bond Fund	BlackRock Floating Rate Income Portfolio	BlackRock Short-Term Treasury Fund
BlackRock CoRI Funds	BlackRock Global Long/Short Credit Fund	BlackRock Strategic Income
2015	BlackRock GNMA Portfolio	Opportunities Portfolio
2017	BlackRock High Yield Bond Portfolio	BlackRock Total Return Fund
2019	BlackRock Inflation Protected Bond Portfolio	BlackRock U.S. Government Bond Portfolio
2021	BlackRock International Bond Portfolio	BlackRock U.S. Mortgage Portfolio
2023	BlackRock Investment Grade Bond Portfolio	BlackRock Ultra-Short Obligations Fund
	BlackRock Low Duration Bond Portfolio	BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	83

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MBNYMB-12/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 28, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 28, 2014

3